UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)
Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$203	2.02%

How did the Fund perform during the reporting period?

The Fund rose by 0.77% for the year. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund Rose 0.21% for the third quarter of 2024, underperforming the S&P 500’s 5.89% gain. The Fund’s cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund’s NASDAQ Futures hedging exposure and actively traded long-term government bond futures negatively impacted performance during the quarter. For the fourth quarter of 2024, the Fund fell -2.99%, while the S&P gained 2.41%. The Fund’s cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures positively contributed to its performance for the quarter.

The Fund returned -0.22% for the first quarter of 2025, outperforming the S&P 500 which lost -4.27%. The Fund’s cash position rose from 14.28% at the beginning of January to 18.51% at the beginning of February, and 18.66% at the beginning of March. Its NASDAQ futures hedging exposure detracted from performance, while its actively traded long-term government bond futures contributed positively. The Fund gained 3.88% for the second quarter, underperforming the S&P 500 Index, which gained 10.94%. The Fund’s cash position was 16.9% at the beginning of April, rose to 31.11% at the beginning of May, and declined to 17.46% at the beginning of June. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures contributed positively to performance for this period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $12,738
S&P 500 Index TR - $35,598
$40,000
$30,000
$20,000
$10,000
$0
$35,598
$12,738
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Alternative Investment Fund	S&P 500 Index TR
Mar-2016	$10,000	$10,000
Jun-2016	$10,224	$10,301
Jun-2017	$10,574	$12,145
Jun-2018	$10,812	$13,891
Jun-2019	$10,766	$15,338
Jun-2020	$9,877	$16,489
Jun-2021	$12,441	$23,215
Jun-2022	$12,136	$20,751
Jun-2023	$11,865	$24,816
Jun-2024	$12,641	$30,910
Jun-2025	$12,738	$35,598

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	0.77%	5.22%	2.64%
S&P 500 Index TR	15.16%	16.64%	14.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$5,110,652
  Number of Portfolio Holdings49
  Advisory Fee $149,760
  Portfolio Turnover659%

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	5.7%
Money Market Funds	7.7%
Collateral for Securities Loaned	16.5%
Exchange-Traded Funds	70.1%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Equities
39%
Fixed Income - Other
26%
Cash & Equivalent
9%
Bond
8%
Equity Index
7%
Private Investment Funds
6%
Alternative
5%

Value	Value
Alternative	5%
Private Investment Funds	6%
Equity Index	7%
Bond	8%
Cash & Equivalent	9%
Fixed Income - Other	26%
Equities	39%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.4%
Hyperion Fund LLC	6.6%
SPDR Bloomberg Convertible Securities ETF	5.6%
Fidelity MSCI Industrials Index ETF	5.4%
ProShares DJ Brookfield Global Infrastructure ETF	4.9%
iShares Convertible Bond ETF	4.8%
iShares MSCI Qatar ETF	4.8%
Fidelity Government Portfolio, Class I	4.5%
First American Government Obligations Fund, Class Z	4.5%
iShares 0-5 Year TIPS Bond ETF	3.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QALAX

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$139	1.38%

How did the Fund perform during the reporting period?

The Fund rose by 1.48% for the year. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund Rose 0.42% for the third quarter of 2024, underperforming the S&P 5.89% gain. The Fund’s cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund’s NASDAQ Futures hedging exposure and actively traded long-term government bond futures negatively impacted performance during the quarter. For the fourth quarter of 2024, the Fund fell -2.89%, while the S&P gained 2.41%. The Fund’s cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures positively contributed to its performance for the quarter.

The Fund returned 0.00% for the first quarter of 2025, outperforming the S&P 500 which lost 4.27%. The Fund’s cash position rose from 14.28% at the beginning of January to 18.51% at the beginning of February, and 18.66% at the beginning of March. Its NASDAQ futures hedging exposure detracted from performance, while its actively traded long-term government bond futures contributed positively. The Fund gained 4.06% for the second quarter, underperforming the S&P 500 Index, which gained 10.94%. The Fund’s cash position was 16.9% at the beginning of April, rose to 31.11% at the beginning of May, and declined to 17.46% at the beginning of June. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures contributed positively to performance for this period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $12,775
S&P 500 Index TR - $35,936
$40,000
$30,000
$20,000
$10,000
$0
$35,936
$12,775
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Alternative Investment Fund	S&P 500 Index TR
Jun-2015	$10,000	$10,000
Jun-2016	$9,725	$10,399
Jun-2017	$10,123	$12,260
Jun-2018	$10,417	$14,023
Jun-2019	$10,435	$15,483
Jun-2020	$9,625	$16,645
Jun-2021	$12,193	$23,436
Jun-2022	$11,950	$20,948
Jun-2023	$11,746	$25,053
Jun-2024	$12,588	$31,204
Jun-2025	$12,775	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	1.48%	5.83%	2.48%
S&P 500 Index TR	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$5,110,652
  Number of Portfolio Holdings49
  Advisory Fee $149,760
  Portfolio Turnover659%

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	5.7%
Money Market Funds	7.7%
Collateral for Securities Loaned	16.5%
Exchange-Traded Funds	70.1%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Alternative	5%
Private Investment Funds	6%
Equity Index	7%
Bond	8%
Cash & Equivalent	9%
Fixed Income - Other	26%
Equities	39%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.4%
Hyperion Fund LLC	6.6%
SPDR Bloomberg Convertible Securities ETF	5.6%
Fidelity MSCI Industrials Index ETF	5.4%
ProShares DJ Brookfield Global Infrastructure ETF	4.9%
iShares Convertible Bond ETF	4.8%
iShares MSCI Qatar ETF	4.8%
Fidelity Government Portfolio, Class I	4.5%
First American Government Obligations Fund, Class Z	4.5%
iShares 0-5 Year TIPS Bond ETF	3.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QALTX

Quantified Common Ground Fund - Advisor (QCGAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Common Ground Fund for the period of January 31, 2025 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$88	2.23%Footnote Reference*

* Annualized.  Expenses would be higher if the Class had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The Fund declined by –6.21% for the period, due in part to its underperformance in the second quarter of 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 2.68% for the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund actively sought the best opportunities in the evolving market throughout the period. The Fund favored Consumer Staples for the first quarter of 2025. The Fund was primarily invested in equities at the start of April, continuing to favor the Consumer Staples sector, with only a 7.86% allocation to cash. After April’s volatility, the Fund shifted to a more defensive stance in May, with a combined cash and bond position of 23.72%. It maintained that defensive posture in June, ending the period with a combined cash and bond position of 28.82%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $9,379
S&P Composite 1500® Index - $10,268
$15,000
$10,000
$5,000
$0
$10,268
$9,379
Jan-2025
Jun-2025

	Quantified Common Ground Fund	S&P Composite 1500® Index
Jan-2025	$10,000	$10,000
Jun-2025	$9,379	$10,268

Average Annual Total Returns

Since Inception (January 31, 2025)
Quantified Common Ground Fund	-6.21%
S&P Composite 1500® Index	2.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$118,129,657
Number of Portfolio Holdings	42
Advisory Fee	$1,507,784
Portfolio Turnover	711%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.1%
Common Stocks	68.0%
Exchange-Traded Funds	24.5%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of total investments)

Fixed Income 24.5%
Utilities 16.2%
Consumer Staples 14.5%
Health Care 12.7%
Real Estate 10.9%
Money Market 7.5%
Industrials 4.6%
Technology 4.6%
Financials 2.8%
Energy 1.0%
Materials 0.7%

Value	Value
Materials	0.7%
Energy	1.0%
Financials	2.8%
Technology	4.6%
Industrials	4.6%
Money Market	7.5%
Real Estate	10.9%
Health Care	12.7%
Consumer Staples	14.5%
Utilities	16.2%
Fixed Income	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	25.8%
ALLETE, Inc.	7.0%
Mount Vernon Liquid Assets Portfolio	5.4%
Amedisys, Inc.	5.3%
Cencora, Inc.	4.5%
Southern Company (The)	3.2%
Hormel Foods Corporation	3.0%
Realty Income Corporation	2.7%
CME Group, Inc.	2.7%
California Water Service Group	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Common Ground Fund - Advisor (QCGAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QCGAX

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.59%

How did the Fund perform during the reporting period?

The Fund declined by –1.79% for the period, due in part to its underperformance in the second quarter of 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 14.48% for the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund actively sought the best opportunities in the evolving market throughout the period.  It favored Industrials in July and August 2024, shifting to Financials in September.  The portfolio managers continued to focus on Financials from October through November, shifting to Consumer Staples in December, and the first quarter of 2025.  The Fund was primarily invested in equities at the start of April, continuing to favor the Consumer Staples sector, with only a 7.86% allocation to cash. After April’s volatility, the Fund shifted to a more defensive stance in May, with a combined cash and bond position of 23.72%. It maintained that defensive posture in June, ending the period with a combined cash and bond position of 28.82%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $16,302
S&P Composite 1500® Index - $20,406
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,406
$16,302
Dec-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Jun-2020	$9,370	$9,570
Jun-2021	$13,023	$13,601
Jun-2022	$13,851	$12,103
Jun-2023	$14,044	$14,431
Jun-2024	$16,599	$17,826
Jun-2025	$16,302	$20,406

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	-1.79%	11.71%	9.28%
S&P Composite 1500® Index	14.48%	16.35%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$118,129,657
Number of Portfolio Holdings	42
Advisory Fee	$1,507,784
Portfolio Turnover	711%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.1%
Common Stocks	68.0%
Exchange-Traded Funds	24.5%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Materials	0.7%
Energy	1.0%
Financials	2.8%
Technology	4.6%
Industrials	4.6%
Money Market	7.5%
Real Estate	10.9%
Health Care	12.7%
Consumer Staples	14.5%
Utilities	16.2%
Fixed Income	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	25.8%
ALLETE, Inc.	7.0%
Mount Vernon Liquid Assets Portfolio	5.4%
Amedisys, Inc.	5.3%
Cencora, Inc.	4.5%
Southern Company (The)	3.2%
Hormel Foods Corporation	3.0%
Realty Income Corporation	2.7%
CME Group, Inc.	2.7%
California Water Service Group	2.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QCGDX

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of January 31, 2025 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$86	2.24%Footnote Reference*

* Annualized.  Expenses would be higher if the Class had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The Fund declined by –12.76% for the period. The S&P 500 Total Return Index, the Fund’s benchmark, gained 3.33% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund had gains from long positions in energy and soft commodities, as well as from long positions in currencies relative to the U.S. dollar and from short positions in grains. However, losses from long positions in grains and short positions in non-U.S. currencies in the first quarter; and from longs in equity index futures and shorts in debt futures exceeded those gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,724
S&P 500 Index TR - $10,333
$15,000
$10,000
$5,000
$0
$10,333
$8,724
Jan-2025
Mar-2025
Jun-2025

	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Jan-2025	$10,000	$10,000
Mar-2025	$9,382	$9,313
Jun-2025	$8,724	$10,333

Average Annual Total Returns

Since Inception (January 31, 2025)
Quantified Eckhardt Managed Futures Strategy Fund	-12.76%
S&P 500 Index TR	3.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$39,025,458
Number of Portfolio Holdings	4
Advisory Fee	$295,200
Portfolio Turnover	161%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	52.1%
Private Investment Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of total investments)

Cash & Equivalent
52%
Private Investment Funds
48%

Value	Value
Private Investment Funds	48%
Cash & Equivalent	52%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	51.2%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.7%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	16.2%
First American Government Obligations Fund, Class X	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QETAX

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of October 16, 2024 (commencement of operations) to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$106	1.60%Footnote Reference*

* Annualized.  Expenses would be higher if the Class had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The Fund declined by -10.82% for the period.  The S&P 500 Total Return Index, the Fund’s benchmark, gained 7.21% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

From its inception on October 25, 2024 through year end, the Fund rose by 1.10% on profits from short positions in currency and U.S. fixed income future, and mixed positions in equity index and agricultural futures; while it had losses from long positions in European fixed income and metals and short positions in energies. For the first two quarters of 2025, the Fund underperformed. The Fund had gains from long positions in energy and soft commodities, as well as from long positions in currencies relative to the U.S. dollar and from short positions in grains. However, losses from long positions in grains and short positions in non-U.S. currencies in the first quarter; and from longs in equity index futures and shorts in debt futures exceeded those gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,918
S&P 500 Index TR - $10,721
$15,000
$10,000
$5,000
$0
$10,721
$8,918
Oct-2024
Dec-2024
Mar-2025
Jun-2025

	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Oct-2024	$10,000	$10,000
Dec-2024	$10,110	$10,095
Mar-2025	$9,579	$9,663
Jun-2025	$8,918	$10,721

Average Annual Total Returns

Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	-10.82%
S&P 500 Index TR	7.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$39,025,458
Number of Portfolio Holdings	4
Advisory Fee	$295,200
Portfolio Turnover	161%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	52.1%
Private Investment Funds	47.9%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Private Investment Funds	48%
Cash & Equivalent	52%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	51.2%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.7%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	16.2%
First American Government Obligations Fund, Class X	0.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QETCX

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$167	1.67%

How did the Fund perform during the reporting period?

The Fund rose by 0.47% for the period but underperformed its benchmark primarily in the quarter ending June 30. 2025. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes

Techniques

The Fund gained 8.35% in the third quarter of 2024. During this period, the Fund’s largest allocation was to gold; it also allocated to the S&P 500, the NASDAQ 100, real estate, European and emerging market equities, and long-term Treasuries. The Fund continued to focus on gold in the fourth quarter, but also allocated to the S&P 500, the NASDAQ 100, and real estate. During the first quarter of 2025, in addition to having its largest average allocation in gold, the Fund maintained positions in the S&P 500, the NASDAQ 100, real estate and European equities. In early April, the Fund experienced losses due to its heavy exposures to gold and European equities. The Fund quickly shifted into more defensive positions, which limited its participation in the market’s recovery throughout the rest of the month. In May and June, the Fund maintained a heavy tilt toward intermediate-term U.S. Treasury bonds, which lagged equities and contributed to underperformance during the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund - $9,255
S&P 500 Index TR - $22,822
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,822
$9,255
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Evolution Plus Fund	S&P 500 Index TR
Sep-2019	$10,000	$10,000
Jun-2020	$8,913	$10,571
Jun-2021	$10,116	$14,883
Jun-2022	$9,275	$13,303
Jun-2023	$8,676	$15,910
Jun-2024	$9,212	$19,817
Jun-2025	$9,255	$22,822

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	0.47%	0.76%	-1.34%
S&P 500 Index TR	15.16%	16.64%	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,548,335
Number of Portfolio Holdings	9
Advisory Fee	$286,793
Portfolio Turnover	1,708%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Exchange-Traded Funds	0.7%
Money Market Funds	98.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures (Treasuries)
53.0%
Cash & Cash Equivalents
39.0%
ETFs – Commodities
8.0%

Value	Value
ETFs – Commodities	8.0%
Cash & Cash Equivalents	39.0%
Futures (Treasuries)	53.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	43.1%
First American Government Obligations Fund Class Z, 4.173%,	43.1%
First American Government Obligations Fund, 4.213%,	9.9%
iShares 7-10 Year Treasury Bond ETF	0.7%
Mount Vernon Liquid Assets Portfolio, 4.500%,	0.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 150% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QEVOX

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$173	1.61%

How did the Fund perform during the reporting period?

The Fund rose by 14.62% for the period. The MSCI ACWI, the Fund’s benchmark, gained 16.17% for the same period.

Strategy

The Quantified Global Fund invests seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

In actively seeking the best opportunities in the market environment, the Fund favored Financials in July 2024; Energy in August; Consumer Stables in September and October; Materials in November; and Health Care in December. In January 2025, the Fund focused on Utilities in January; Financials in February, March and April; Consumer Staples in May; and Financials once more in June. At the end of the period, the Fund held 11.76% of its assets in cash.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Global Fund - $12,356
MSCI ACWI Index Net - $13,597
$15,000
$10,000
$5,000
$0
$13,597
$12,356
Nov-2023
Jun-2024
Jun-2025

	Quantified Global Fund	MSCI ACWI Index Net
Nov-2023	$10,000	$10,000
Jun-2024	$10,780	$11,705
Jun-2025	$12,356	$13,597

Average Annual Total Returns

	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	14.62%	14.27%
MSCI ACWI Index Net	16.17%	21.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,273,491
Number of Portfolio Holdings	49
Advisory Fee	$271,360
Portfolio Turnover	982%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
14.9%
Chile
12.4%
United Kingdom
12.3%
Brazil
12.3%
Japan
11.7%
Cayman Islands
8.6%
Italy
6.5%
Korea (Republic Of)
4.9%
Germany
4.6%
Bermuda
3.5%
Other Countries
8.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	8.4%
Bermuda	3.5%
Germany	4.6%
Korea (Republic Of)	4.9%
Italy	6.5%
Cayman Islands	8.6%
Japan	11.7%
Brazil	12.3%
United Kingdom	12.3%
Chile	12.4%
United States	14.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund - Class Z	7.4%
Fidelity Government Portfolio - Class I	7.4%
Shell PLC	6.7%
Takeda Pharmaceutical Company Ltd.	6.7%
Eni SpA	6.5%
SAP S.E.	4.6%
Shinhan Financial Group Company Ltd.	4.4%
Banco de Chile	4.2%
TIM S.A.	4.1%
Banco Santander Chile	4.1%

Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QGBLX

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$165	1.61%

How did the Fund perform during the reporting period?

The Fund returned 4.46% for the period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 6.08% for the year.

Strategy

The Quantified Government Tactical Income Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund gained 0.86% for the third quarter of 2024, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which gained 5.20%.  The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month.  It primarily used long-term Treasurys for exposure to bond markets during the quarter.  The Fund gained 0.45% for the fourth quarter, outperforming the Bloomberg U.S. Aggregate Bond Index which fell by -3.06%.  The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly held short positions early on. The Fund’s long bias was represented by a partial exposure that ranged from a maximum long position of 85% to a minimum long exposure of 3.9%.  The Fund rose 2.66% for the first quarter of 2025, underperforming its benchmark which gained 2.78%.  The Fund maintained a long bias for long-term Treasurys throughout the quarter but entered short positions at the beginning of each month.  The Fund rose 0.43% for the second quarter of this year, underperforming the Bloomberg U.S. Aggregate Bond Index which earned1.21%.  The Fund shifted exposure between inverse and leveraged positions throughout the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Government Income Tactical Fund - $7,777
Bloomberg U.S. Aggregate Bond Index - $9,749
$15,000
$10,000
$5,000
$0
$9,749
$7,777
Apr-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,090	$10,076
Jun-2022	$9,581	$9,039
Jun-2023	$8,183	$8,955
Jun-2024	$7,445	$9,190
Jun-2025	$7,777	$9,749

Average Annual Total Returns

	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	4.46%	-5.80%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$42,119,015
Number of Portfolio Holdings	4
Advisory Fee	$345,404
Portfolio Turnover	415%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Bond	18%
Cash & Equivalent	82%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	48.1%
First American Government Obligations Fund Class Z, 4.173%,	48.1%
iShares 20+ Year Treasury Bond ETF	0.0%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QGITX

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$203	1.98%

How did the Fund perform during the reporting period?

The Fund returned 5.40% for the period.  The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08% for the year.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter of 2024. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market neutral to reduce volatility, was the best-performing component. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund’s high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund’s benchmark during the third quarter. The Fund lost -1.76% for the fourth quarter 0f 2024, outperforming its benchmark which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund’s benchmark for the fourth quarter.

The Fund gained 2.41% for the first quarter of 2025, slightly trailing the Bloomberg U.S. Aggregate Bond Market Index, which gained 2.78%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, outperforming the benchmark. The strategic high-yield bond trading sleeve and the rotational component, which used average cash exposure to manage risk, posted gains but underperformed the benchmark. The dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, outperformed the benchmark for the first quarter. The Fund gained 1.98% for the second quarter of 2025, outperforming its benchmark, which gained 1.21% for the quarter. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in April and began deploying some of that cash in late May.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $10,290
Bloomberg U.S. Aggregate Bond Index - $11,546
$15,000
$10,000
$5,000
$0
$11,546
$10,290
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,332	$10,281
Jun-2017	$10,674	$10,249
Jun-2018	$10,496	$10,208
Jun-2019	$11,142	$11,011
Jun-2020	$10,501	$11,974
Jun-2021	$10,223	$11,934
Jun-2022	$10,072	$10,706
Jun-2023	$9,667	$10,605
Jun-2024	$9,763	$10,884
Jun-2025	$10,290	$11,546

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	5.40%	-0.40%	0.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$109,136,997
Number of Portfolio Holdings	46
Advisory Fee	$1,148,571
Portfolio Turnover	826%

Asset Weighting (% of total investments)

Value	Value
Reit	0.9%
Common Stocks	7.8%
Collateral for Securities Loaned	15.9%
Money Market Funds	23.2%
Exchange-Traded Funds	52.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Fixed Income - Other
45%
Cash & Cash Equivalents
24%
Futures (Long Bond)
12%
Equities - Technology
8%
Equities (Energy)
6%
Futures (S&P 500)
5%

Value	Value
Futures (S&P 500)	5%
Equities (Energy)	6%
Equities - Technology	8%
Futures (Long Bond)	12%
Cash & Cash Equivalents	24%
Fixed Income - Other	45%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.7%
iShares 7-10 Year Treasury Bond ETF	17.3%
Fidelity Government Portfolio - Class I	13.6%
First American Government Obligations Fund - Class Z	13.6%
Vanguard Intermediate-Term Bond ETF	6.8%
Alerian MLP ETF	6.8%
Vanguard Short-Term Corporate Bond ETF	6.8%
iShares Floating Rate Bond ETF	6.8%
SPDR Bloomberg High Yield Bond ETF	4.0%
SPDR Bloomberg Convertible Securities ETF	3.2%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QBDAX

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.34%

How did the Fund perform during the reporting period?

The Fund returned 6.16% for the period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08% for the year.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter of 2024.  Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%.  The Fund’s dividend-paying stock sleeve, which remained primarily market neutral to reduce volatility, was the best-performing component.  The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark.  The Fund’s high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund’s benchmark during the third quarter.  The Fund lost -1.76% for the fourth quarter 0f 2024, outperforming its benchmark which lost -3.06%.  The Fund’s actively traded long-term government-bond futures overlay was the best performing component, outperforming the Fund’s benchmark.  The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark.  The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund’s benchmark for the fourth quarter.

The Fund gained 2.41% for the first quarter of 2025, slightly trailing the Bloomberg U.S. Aggregate Bond Market Index, which gained 2.78%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, outperforming the benchmark. The strategic high-yield bond trading sleeve and the rotational component, which used average cash exposure to manage risk, posted gains but underperformed the benchmark. The dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, outperformed the benchmark for the first quarter. The Fund gained 1.98% for the second quarter of 2025, outperforming its benchmark, which gained 1.21% for the quarter. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in April and began deploying some of that cash in late May.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $10,981
Bloomberg U.S. Aggregate Bond Index - $11,904
$15,000
$10,000
$5,000
$0
$11,904
$10,981
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,389	$10,600
Jun-2017	$10,818	$10,567
Jun-2018	$10,711	$10,525
Jun-2019	$11,449	$11,353
Jun-2020	$10,855	$12,345
Jun-2021	$10,647	$12,304
Jun-2022	$10,552	$11,038
Jun-2023	$10,179	$10,934
Jun-2024	$10,343	$11,222
Jun-2025	$10,981	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Managed Income Fund	6.16%	0.23%	0.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$109,136,997
Number of Portfolio Holdings	46
Advisory Fee	$1,148,571
Portfolio Turnover	826%

Asset Weighting (% of total investments)

Value	Value
Reit	0.9%
Common Stocks	7.8%
Collateral for Securities Loaned	15.9%
Money Market Funds	23.2%
Exchange-Traded Funds	52.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Futures (S&P 500)	5%
Equities (Energy)	6%
Equities - Technology	8%
Futures (Long Bond)	12%
Cash & Cash Equivalents	24%
Fixed Income - Other	45%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.7%
iShares 7-10 Year Treasury Bond ETF	17.3%
Fidelity Government Portfolio - Class I	13.6%
First American Government Obligations Fund - Class Z	13.6%
Vanguard Intermediate-Term Bond ETF	6.8%
Alerian MLP ETF	6.8%
Vanguard Short-Term Corporate Bond ETF	6.8%
iShares Floating Rate Bond ETF	6.8%
SPDR Bloomberg High Yield Bond ETF	4.0%
SPDR Bloomberg Convertible Securities ETF	3.2%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QBDSX

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$187	1.94%

How did the Fund perform during the reporting period?

The Fund returned -7.43% for the period, underperforming its benchmarks.  The Fund’s primary benchmark, the MSCI ACWI Index returned 16.17%, and the Morningstar Aggressive Target Risk Index, a secondary benchmark, returned 16.75% for the year.

Strategy

The Quantified Market Leaders Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined -3.53% in the third quarter of 2024, underperforming its primary benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%) with a market exposure of 156%. In mid-July 2024, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the end of the third quarter. In the fourth quarter, the Fund rose 4.04%, outperforming its primary benchmark, which lost -0.99%. Throughout the fourth quarter, the Fund was weighted heavily to Small-Cap and Mid-Cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

The Fund fell -10.92 % in the first quarter of 2025, underperforming its benchmark, the S&P 500, which fell -4.27%.  At the start of the quarter, the Fund was weighted heavily to Large-Cap and Mid-Cap stocks at 31.2% and 23.4% respectively.  It gained 3.61% during the early rally but gave back those gains – and more – in the second half of the quarter.  The Fund maintained 156% market exposure for the first two weeks, then began building a defensive position in cash.  The Fund gained 3.55% in the second quarter of the year, underperforming the S&P 500, which gained 10.94%.  It was active in April, as it adjusted to market volatility early in the month.  A sharp market rebound later in the month caused the Fund to lag the broader market.  However, performance improved in May and June as the fund rebuilt its market exposure near the end of April and started using leverage in early May.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $20,068
MSCI ACWI Index Net - $27,296
Morningstar Aggressive Target Risk Index - $25,664
$30,000
$20,000
$10,000
$0
$27,296
$25,664
$20,068
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Market Leaders Fund	MSCI ACWI Index Net	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Jun-2016	$10,290	$10,137	$10,270
Jun-2017	$11,838	$12,041	$12,143
Jun-2018	$14,038	$13,333	$13,529
Jun-2019	$13,088	$14,099	$14,351
Jun-2020	$15,297	$14,396	$14,235
Jun-2021	$24,510	$20,049	$19,846
Jun-2022	$17,380	$16,891	$16,750
Jun-2023	$19,160	$19,683	$19,136
Jun-2024	$21,678	$23,497	$21,982
Jun-2025	$20,068	$27,296	$25,664

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	-7.43%	5.58%	7.79%
MSCI ACWI Index Net	16.17%	13.65%	11.42%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	10.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$124,565,333
Number of Portfolio Holdings	17
Advisory Fee	$1,036,759
Portfolio Turnover	1,119%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.4%
Collateral for Securities Loaned	25.1%
Exchange-Traded Funds	61.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Equities (Technology)
33%
ETFs – Equities (International)
22%
ETFs - Equities (Mid Cap Growth)
15%
Money Market Funds
12%
Consumer Cyclical
11%
ETFs - Equities (Large Cap Growth)
7%

Value	Value
ETFs - Equities (Large Cap Growth)	7%
Consumer Cyclical	11%
Money Market Funds	12%
ETFs - Equities (Mid Cap Growth)	15%
ETFs – Equities (International)	22%
ETFs - Equities (Technology)	33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	32.3%
iShares MSCI EAFE ETF	22.7%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.6%
iShares MSCI Emerging Markets ETF	15.2%
Fidelity Government Portfolio, Class I	8.6%
First American Government Obligations Fund, Class Z	8.5%
Technology Select Sector SPDR Fund	3.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 124% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QMLAX

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.34%

How did the Fund perform during the reporting period?

The Fund returned -6.91% for the period, underperforming its benchmarks. The Fund’s primary benchmark, the MSCI ACWI Index returned 16.17%, and the Morningstar Aggressive Target Risk Index, a secondary benchmark, returned 16.75% for the year.

Strategy

The Quantified Market Leaders Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined -3.45% in the third quarter of 2024, underperforming its primary benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%) with a market exposure of 156%. In mid-July 2024, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the end of the third quarter. In the fourth quarter, the Fund rose 4.22%, outperforming its primary benchmark, which lost -0.99%. Throughout the fourth quarter, the Fund was weighted heavily to Small-Cap and Mid-Cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

The Fund fell -10.74% in the first quarter of 2025, underperforming its benchmark, the S&P 500, which fell -4.27%.  At the start of the quarter, the Fund was weighted heavily to Large-Cap and Mid-Cap stocks at 31.2% and 23.4% respectively.  It gained 3.61% during the early rally but gave back those gains – and more – in the second half of the quarter.  The Fund maintained 156% market exposure for the first two weeks, then began building a defensive position in cash.  The Fund gained 3.65% in the second quarter of the year, underperforming the S&P 500, which gained 10.94%.  It was active in April, as it adjusted to market volatility early in the month.  A sharp market rebound later in the month caused the Fund to lag the broader market.  However, performance improved in May and June as the fund rebuilt its market exposure near the end of April and started using leverage in early May.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $19,621
MSCI ACWI Index Net - $25,923
Morningstar Aggressive Target Risk Index - $24,564
$30,000
$20,000
$10,000
$0
$25,923
$24,564
$19,621
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Market Leaders Fund	MSCI ACWI Index Net	Morningstar Aggressive Target Risk Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,544	$9,627	$9,830
Jun-2017	$11,052	$11,436	$11,622
Jun-2018	$13,190	$12,662	$12,949
Jun-2019	$12,375	$13,389	$13,735
Jun-2020	$14,538	$13,672	$13,625
Jun-2021	$23,397	$19,040	$18,995
Jun-2022	$16,695	$16,041	$16,031
Jun-2023	$18,508	$18,693	$18,315
Jun-2024	$21,077	$22,315	$21,039
Jun-2025	$19,621	$25,923	$24,564

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	-6.91%	6.18%	6.97%
MSCI ACWI Index Net	16.17%	13.65%	9.99%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$124,565,333
Number of Portfolio Holdings	17
Advisory Fee	$1,036,759
Portfolio Turnover	1,119%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.4%
Collateral for Securities Loaned	25.1%
Exchange-Traded Funds	61.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Large Cap Growth)	7%
Consumer Cyclical	11%
Money Market Funds	12%
ETFs - Equities (Mid Cap Growth)	15%
ETFs – Equities (International)	22%
ETFs - Equities (Technology)	33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	32.3%
iShares MSCI EAFE ETF	22.7%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.6%
iShares MSCI Emerging Markets ETF	15.2%
Fidelity Government Portfolio, Class I	8.6%
First American Government Obligations Fund, Class Z	8.5%
Technology Select Sector SPDR Fund	3.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 124% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QMLFX

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$171	1.61%

How did the Fund perform during the reporting period?

The Fund returned 12.55% for the period. The S&P 500 Total Return Index, the Fund’s primary benchmark, returned 15.16% for the same period. The Fund’s secondary benchmark, a blended index of 50% each of the S&P 500 Total Return Index and the Bloomberg U.S. Aggregate Bond Index, was up 10.72% for the 12 months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund gained 5.01% for the third quarter of 2024, slightly underperforming its primary benchmark, the S&P 500 Total Return Index, which gained 5.89%. The Fund identified that the market was trending at the start of the third quarter and maintained 160% exposure through mid-July. When the market started to pull back in July, the Fund reduced its exposure and was in cash by August 2. It began returning to the market shortly after but returned to cash midway through August. The Fund then sought mean-reversion trades for the rest of the quarter and ended September with short positions. The Fund rose 1.76% for the quarter, underperforming its benchmark, the S&P500 TR, which gained 2.41%. The Fund started the quarter primarily seeking mean-reversion patterns, starting with a long position of 11.0%. By the end of October, it had shifted to a maximum short exposure of 130%. From the end of November through the end of the quarter, the Fund returned to a long bias.

The Fund fell -2.66% for the first quarter of 2025, outperforming the S&P 500 TR Index which lost -4.27%. The Fund started the quarter in a leverage position but reduced exposure to below 100% at the end of January, where it remained for most of the quarter. In March, the Fund began taking small short positions in response to elevated market volatility. The Fund rose 8.19% for the second quarter of 2025, trailing the S&P 500 which gained 10.94%. The Fund used both leveraged and inverse positions throughout the quarter. It spent most of the quarter in long positions, outperforming in April but trailing in May and June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Pattern Recognition Fund - $17,264
S&P 500 Index TR - $23,249
50/50 S&P 500/Bloomberg Aggregate Bond - $15,672
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,249
$17,264
$15,672
Aug-2019
Sep-2019
Dec-2019
Mar-2020
Jun-2020
Sep-2020
Dec-2020
Mar-2021
Jun-2021
Sep-2021
Dec-2021
Mar-2022
Jun-2022
Sep-2022
Dec-2022
Mar-2023
Jun-2023
Sep-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Quantified Pattern Recognition Fund	S&P 500 Index TR	50/50 S&P 500/Bloomberg Aggregate Bond
Aug-2019	$10,000	$10,000	$10,000
Sep-2019	$10,270	$10,187	$10,067
Dec-2019	$11,150	$11,111	$10,526
Mar-2020	$9,530	$8,934	$9,619
Jun-2020	$10,890	$10,769	$10,729
Sep-2020	$10,817	$11,730	$11,245
Dec-2020	$11,111	$13,155	$11,964
Mar-2021	$12,422	$13,968	$12,126
Jun-2021	$13,962	$15,162	$12,752
Sep-2021	$13,785	$15,250	$12,797
Dec-2021	$14,875	$16,932	$13,496
Mar-2022	$12,978	$16,153	$12,794
Jun-2022	$10,962	$13,552	$11,452
Sep-2022	$11,041	$12,891	$10,909
Dec-2022	$12,124	$13,865	$11,436
Mar-2023	$13,377	$14,905	$12,033
Jun-2023	$14,829	$16,208	$12,503
Sep-2023	$14,209	$15,677	$12,099
Dec-2023	$13,803	$17,510	$13,218
Mar-2024	$16,040	$19,358	$13,854
Jun-2024	$15,340	$20,188	$14,155
Sep-2024	$16,108	$21,376	$14,940
Dec-2024	$16,393	$21,891	$14,890
Mar-2025	$15,957	$20,956	$14,779
Jun-2025	$17,264	$23,249	$15,672

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	12.55%	9.65%	9.81%
S&P 500 Index TR	15.16%	16.64%	15.55%
50/50 S&P 500/Bloomberg Aggregate Bond	10.72%	7.87%	8.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$47,239,439
Number of Portfolio Holdings	3
Advisory Fee	$369,115
Portfolio Turnover	889%

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	6.5%
Money Market Funds	93.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Private Investment Funds	6%
Cash & Equivalent	94%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	45.7%
First American Government Obligations Fund Class Z, 4.173%,	45.7%
Hyperion Fund LLC	6.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QSPMX

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$167	1.63%

How did the Fund perform during the reporting period?

The Fund returned 4.96% for the period. The S&P 500 Total Return Index, the Fund’s benchmark, returned 15.16% for the year.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETF’s that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 11.39% in the third quarter of 2024, outperforming its benchmark, the S&P 500 Total Return Index, which gained 5.89%.  Despite having 140% market exposure, the Fund declined just 7.4% during the 8.5% sell-off in the S&P 500 in July.  Four of the five Fund holdings outperformed the S&P 500 for the quarter.  The most significant fund position was the Equity Weighted S&P 500, which rose 9.5%.  The Fund declined 3.64% in the fourth quarter of 2024, underperforming its benchmark which gained 2.41%.  The Fund maintained a 140% market exposure, with its largest  position (60%) in the Equity Weighted S&P 500, which lost 1.85%.

The Fund fell -0.74% in the first quarter, outperforming the S&P 500, which fell -4.27%. The Fund maintained 140% market exposure, with its most significant position (60%) in the Equally Weighted S&P 500, which lost -0.67%. The Fund fell -1.48% in the second quarter, underperforming its benchmark, which gained 10.94%. The Fund remained defensive through most of April, with 75% allocated to cash. Toward the end of the month, it shifted to its most bullish stance, reaching 140% invested. Its positions included 60% in the Equally Weighted S&P 500, 25% in dividend appreciation, 20% in low volatility, 20% in international dividend appreciations, and 15% in the NASDAQ 100. The Fund began to recover April’s losses through May and June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Rising Dividend Tactical Fund - $9,665
S&P 500 Index TR - $16,023
$20,000
$15,000
$10,000
$5,000
$0
$16,023
$9,665
Apr-2021
Jun-2021
Sep-2021
Dec-2021
Mar-2022
Jun-2022
Sep-2022
Dec-2022
Mar-2023
Jun-2023
Sep-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Quantified Rising Dividend Tactical Fund	S&P 500 Index TR
Apr-2021	$10,000	$10,000
Jun-2021	$10,240	$10,449
Sep-2021	$10,200	$10,510
Dec-2021	$11,114	$11,669
Mar-2022	$10,501	$11,133
Jun-2022	$8,622	$9,340
Sep-2022	$7,778	$8,884
Dec-2022	$7,571	$9,556
Mar-2023	$7,571	$10,272
Jun-2023	$7,994	$11,170
Sep-2023	$7,478	$10,805
Dec-2023	$8,565	$12,068
Mar-2024	$9,354	$13,342
Jun-2024	$9,208	$13,913
Sep-2024	$10,257	$14,732
Dec-2024	$9,883	$15,087
Mar-2025	$9,810	$14,443
Jun-2025	$9,665	$16,023

Average Annual Total Returns

	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	4.96%	-0.81%
S&P 500 Index TR	15.16%	11.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$26,012,348
Number of Portfolio Holdings	32
Advisory Fee	$308,717
Portfolio Turnover	208%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	85.4%
Money Market Funds	14.6%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs – Equities (Technology)	10.0%
Cash & Cash Equivalents	10.0%
ETFs – Equities (Internatonal)	13.0%
ETFs - Equities (Large Cap Income)	16.0%
ETFs - Equities (S&P 500)	51.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	20.9%
Vanguard International Dividend Appreciation ETF	16.7%
Invesco S&P 500 Equal Weight ETF	16.6%
Invesco S&P 500 Low Volatility ETF	16.5%
Invesco QQQ Trust Series 1	12.8%
Fidelity Government Portfolio, Class I	7.1%
First American Government Obligations Fund, Class Z	7.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 135% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QRDTX

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$207	2.21%

How did the Fund perform during the reporting period?

The Fund declined by -12.27% for the year primarily due to underperformance in the first quarter of 2025. The NASDAQ 100 Total Return Index, the Fund’s benchmark, gained 16.10% for the same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter of 2024 at 2.0X but adjusted between 0.8X and 1.6X as markets declined and volatility increased. It increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. After fluctuating between 1.6X and 0X in September, it moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1.0X and ended at 0X. Once the post-election rally got underway, the Fund signal ranged from 0X to 2.0X, with adjustments coming from its volatility overlay. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1.0X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024 and the beginning of 2025.

It increased to 2.0X on January 6 as markets started to rise. Throughout January, the signal stayed within a range of 1.0X to 2.0X before moving to 0X on February 3. In February and March, the Fund’s volatility overlay triggered signals between 0X and 2.0X, with its targeted volatility component reducing 2X positions to 1.6X and 1.0X positions to 0.8X at times. A spike in volatility from late February through March resulted in whipsaw events for the Fund. Volatility continued to rise in late March, prompting the signal to return to 0X on March 28th, where it stayed through quarter-end. The Fund avoided the market turmoil in early April by remaining in cash. However, it stayed in defensive investments during part of the initial recovery, missing some of the rebound. It moved to a sustained 2.0X position from mid-May through the end of the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund - $32,354
Nasdaq-100® Total Return Index - $55,221
$60,000
$45,000
$30,000
$15,000
$0
$55,221
$32,354
Nov-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified STF Fund	Nasdaq-100® Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,240	$9,892
Jun-2017	$11,150	$12,799
Jun-2018	$13,749	$16,128
Jun-2019	$13,247	$17,767
Jun-2020	$18,981	$23,768
Jun-2021	$28,638	$34,311
Jun-2022	$23,275	$27,319
Jun-2023	$26,561	$36,370
Jun-2024	$36,878	$47,561
Jun-2025	$32,354	$55,221

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	-12.27%	11.26%	12.97%
Nasdaq-100® Total Return Index	16.10%	18.36%	19.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$191,138,206
Number of Portfolio Holdings	10
Advisory Fee	$1,854,303
Portfolio Turnover	153%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	0.2%
Certificate Of Deposit	2.5%
Private Investment Funds	12.7%
Money Market Funds	84.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Equity Index
67%
Cash & Equivalent
30%
Private Investment Funds
3%

Value	Value
Private Investment Funds	3%
Cash & Equivalent	30%
Equity Index	67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	35.3%
First American Government Obligations Fund Class Z, 4.173%,	35.2%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	10.7%
Axos Bank, 3.800%, 04/02/27	0.6%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%
Invesco QQQ Trust Series 1	0.2%
Mount Vernon Liquid Assets Portfolio, 4.460%,	0.0%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 227% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QSTAX

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$150	1.59%

How did the Fund perform during the reporting period?

The Fund declined by -11.74% for the year primarily due to underperformance in the first quarter of 2025. The NASDAQ 100 Total Return Index, the Fund’s benchmark, gained 16.10% for the same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter of 2024 at 2.0X but adjusted between 0.8X and 1.6X as markets declined and volatility increased. It increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. After fluctuating between 1.6X and OX in September, it moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1.0X and ended at 0X. Once the post-election rally got underway, the Fund signal ranged from 0X to 2.0X, with adjustments coming from its volatility overlay. When volatility started to pick up in December, the Fund signal went to OX on December 11 and stayed flat until December 26, when it rose to 1.0X. However, with continued volatility in late December, the signal returned to OX on December 30, where it remained through the end of 2024 and the beginning of 2025.

It increased to 2.0X on January 6 as markets started to rise. Throughout January, the signal stayed within a range of 1.0X to 2.0X before moving to 0X on February 3. In February and March, the Fund’s volatility overlay triggered signals between 0X and 2.0X, with its targeted volatility component reducing 2X positions to 1.6X and 1.0X positions to 0.8X at times. A spike in volatility from late February through March resulted in whipsaw events for the Fund. Volatility continued to rise in late March, prompting the signal to return to 0X on March 28th, where it stayed through quarter-end. The Fund avoided the market turmoil in early April by remaining in cash. However, it stayed in defensive investments during part of the initial recovery, missing some of the rebound. It moved to a sustained 2.0X position from mid-May through the end of the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund - $34,180
Nasdaq-100® Total Return Index - $55,221
$60,000
$45,000
$30,000
$15,000
$0
$55,221
$34,180
Nov-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified STF Fund	Nasdaq-100® Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,250	$9,892
Jun-2017	$11,222	$12,799
Jun-2018	$13,922	$16,128
Jun-2019	$13,488	$17,767
Jun-2020	$19,445	$23,768
Jun-2021	$29,529	$34,311
Jun-2022	$24,166	$27,319
Jun-2023	$27,729	$36,370
Jun-2024	$38,729	$47,561
Jun-2025	$34,180	$55,221

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	-11.74%	11.94%	13.61%
Nasdaq-100® Total Return Index	16.10%	18.36%	19.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$191,138,206
Number of Portfolio Holdings	10
Advisory Fee	$1,854,303
Portfolio Turnover	153%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	0.2%
Certificate Of Deposit	2.5%
Private Investment Funds	12.7%
Money Market Funds	84.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Private Investment Funds	3%
Cash & Equivalent	30%
Equity Index	67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	35.3%
First American Government Obligations Fund Class Z, 4.173%,	35.2%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	10.7%
Axos Bank, 3.800%, 04/02/27	0.6%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%
Invesco QQQ Trust Series 1	0.2%
Mount Vernon Liquid Assets Portfolio, 4.460%,	0.0%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 227% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QSTFX

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$160	1.64%

How did the Fund perform during the reporting period?

The Fund returned -5.06% for the period.  The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, returned 6.08% for the year.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund rose 0.67% for the third quarter of 2024, underperforming the Bloomberg U.S. Aggregate Bond Index’s 5.19% gain. The Fund maintained a long bias toward long-term Treasurys, but took short positions at the start of each month. It also maintained a 26% exposure to high yield bonds throughout the quarter. In the fourth quarter, the Fund declined by 1.69%, still outperforming its benchmark which fell -3.06%. The Fund maintained a long bias for long-term Treasurys throughout the quarter, but briefly traded to a short position early on, which proved beneficial. The Fund also maintained a small exposure to high yield bonds, ranging from 11% to 25% during the period.

The Fund declined -0.14% in the first quarter of 2025 compared to its benchmark return of 2.78%.  The Fund made changes on February 26 to increase exposure to high yield bonds, including expanding the sub-strategies, making the sub-strategies focused on trading high yield bonds, and improving the overlay the portfolio manager uses to select the sub-strategies.  The Fund’s allocations to Treasurys switched between 50% long and 25% short during that period.  When the changes were implemented, the Fund moved to a 100% short position in high yield before shifting to leveraged exposure for most of March.  The Fund fell -3.93% for the second quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index which rose 1.21%.  The Fund started April with long positions in high yield bonds, then intermittently took short positions from mid-April through early June.  It returned to long exposures for the rest of the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Fixed Income Fund - $7,413
Bloomberg U.S. Aggregate Bond Index - $10,386
$15,000
$10,000
$5,000
$0
$10,386
$7,413
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Jun-2020	$11,184	$10,771
Jun-2021	$10,420	$10,735
Jun-2022	$9,523	$9,630
Jun-2023	$8,251	$9,540
Jun-2024	$7,808	$9,791
Jun-2025	$7,413	$10,386

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-5.06%	-7.90%	-5.03%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	0.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$9,870,308
Number of Portfolio Holdings	10
Advisory Fee	$330,527
Portfolio Turnover	91%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
High Yield Bond	67%
Cash & Equivalent	33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	43.4%
First American Government Obligations Fund Class Z, 4.173%,	43.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 213% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QFITX

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.61%

How did the Fund perform during the reporting period?

The Fund returned -3.59% for the period.  The S&P 500 Total Return Index, the Fund’s benchmark, returned 15.16% for the year.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to underperforming assets.

Techniques

The Fund lost -2.44% in the third quarter of 2024, underperforming its benchmark, the S&P 500 Total Return Index, which rose by 5.89%. It started the period with a 50% allocation in Technology and 50% in the S&P 500 Index, initially generating a gain of 6.79% compared with the S&P 500’s 3.79% gain. However, the sharp sell-off in July erased the gain and more, with the fund declining over 13%. It managed to recover about half of that loss by the end of the quarter. It gained 5.15% in the fourth quarter of 2024, outperforming its benchmark which rose by 2.41%. For most of the quarter, the Fund allocated 25% to Technology, 25% to Financial Services, and the remainder to the S&P 500 Index, maintaining a market exposure of 156%. The Fund rallied 10.60% from October through November, compared to a 5.02% gain for the S&P 500 TR Index during the same period. However, the Fund fell -4.93% in December.

The Fund fell -11.48% in the first quarter of 2025, underperforming the S&P 500 Index, which fell -4.27%. During most of January, it held 25% in Technology, 25% in Financial Services, and 50% in the S&P 500 Index, with a total market exposure of 156%. In February and most of March, it shifted to 25% allocations in Financial Services, Technology, Communication Services, and Consumer Discretionary. The Fund began building a defensive position in the second week of March. Toward quarter-end, Energy and Health Care flashed buy signals and replaced Technology and Consumer Discretionary, which were sitting in the safety of cash. The Fund rose 6.17% in the second quarter of 2025, underperforming the S&P 500 which gained 10.94%. The Fund spent most of April in a defensive position, allocated 100% to cash following the early-month spike in volatility. In May and June, the Fund took positions in Communications Services, Consumer Discretionary, Financial Services, Technology, and the S&P 500.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Sectors Fund - $7,368
S&P 500 Index TR - $17,566
$20,000
$15,000
$10,000
$5,000
$0
$17,566
$7,368
Mar-2021
Mar-2021
Jun-2021
Sep-2021
Dec-2021
Mar-2022
Jun-2022
Sep-2022
Dec-2022
Mar-2023
Jun-2023
Sep-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Quantified Tactical Sectors Fund	S&P 500 Index TR
Mar-2021	$10,000	$10,000
Mar-2021	$10,060	$10,553
Jun-2021	$10,560	$11,456
Sep-2021	$8,750	$11,522
Dec-2021	$8,341	$12,793
Mar-2022	$6,866	$12,205
Jun-2022	$6,031	$10,240
Sep-2022	$5,825	$9,740
Dec-2022	$6,043	$10,476
Mar-2023	$5,960	$11,261
Jun-2023	$6,911	$12,246
Sep-2023	$6,136	$11,845
Dec-2023	$6,874	$13,230
Mar-2024	$7,609	$14,626
Jun-2024	$7,642	$15,253
Sep-2024	$7,455	$16,151
Dec-2024	$7,840	$16,540
Mar-2025	$6,939	$15,833
Jun-2025	$7,368	$17,566

Average Annual Total Returns

	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	-3.59%	-6.82%
S&P 500 Index TR	15.16%	13.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,587,799
Number of Portfolio Holdings	17
Advisory Fee	$643,511
Portfolio Turnover	729%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.6%
Collateral for Securities Loaned	28.6%
Exchange-Traded Funds	58.8%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Equities (Technology)
66%
Consumer Cyclical
21%
Money Market Funds
13%

Value	Value
Money Market Funds	13%
Consumer Cyclical	21%
ETFs - Equities (Technology)	66%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	37.9%
Vanguard Information Technology ETF	20.2%
Technology Select Sector SPDR Fund	19.5%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.9%
First American Government Obligations Fund, Class Z	8.3%
Fidelity Government Portfolio, Class I	8.3%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 118% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QTSSX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $176,800

2024 - $163,200

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

2024 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $42,250

2024 - $33,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and

Additional Information

June 30, 2025

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX
Advisor Class Shares QCGAX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund	Quantified Global Fund
Investor Class Shares QGITX	Investor Class Shares QGBLX

Quantified Eckhardt Managed Futures Strategy Fund

Investor Class Shares QETCX

Advisor Class Shares QETAX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2%
	ASSET MANAGEMENT - 0.3%
8,259	Federated Hermes, Inc.	$366,039

	BEVERAGES - 0.3%
5,193	Coca-Cola Company	367,405

	CHEMICALS - 0.7%
2,074	Avery Dennison Corporation	363,925
3,308	RPM International, Inc.	363,351
		727,276
	COMMERCIAL SUPPORT SERVICES - 0.7%
6,933	Rollins, Inc.	391,160
1,701	Waste Management, Inc.	389,223
		780,383
	DIVERSIFIED INDUSTRIALS - 0.4%
1,602	Honeywell International, Inc.	373,074

	ELECTRICAL EQUIPMENT - 0.3%
5,592	A O Smith Corporation	366,667

	FOOD - 0.3%
4,616	Kellanova	367,110

	HEALTH CARE FACILITIES & SERVICES - 0.4%
1,220	Cencora, Inc.	365,817

	HOUSEHOLD PRODUCTS - 0.7%
2,855	Kimberly-Clark Corporation	368,066
2,290	Procter & Gamble Company	364,843
		732,909
	INDUSTRIAL SUPPORT SERVICES - 0.4%
378	WW Grainger, Inc.	393,211

	INSURANCE - 1.0%
3,477	Aflac, Inc.	366,685

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2% (Continued)
	INSURANCE - 1.0% (Continued)
8,341	AMERISAFE, Inc.	$364,752
1,685	Marsh & McLennan Companies, Inc.	368,408
		1,099,845
	MACHINERY - 1.0%
5,264	Donaldson Company, Inc.	365,059
2,193	MSA Safety, Inc.	367,393
3,616	Veralto Corporation	365,035
		1,097,487
	MORTGAGE FINANCE - 0.7%
18,893	Annaly Capital Management, Inc.	355,566
28,703	PennyMac Mortgage Investment Trust	369,121
		724,687
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
33,135	Franklin BSP Realty Trust, Inc.(b)	354,213

	RETAIL - DISCRETIONARY - 0.3%
2,969	TJX Companies, Inc.	366,642

	RETAIL REIT - 0.4%
11,131	Saul Centers, Inc.	380,012

	TECHNOLOGY SERVICES - 2.0%
1,204	Automatic Data Processing, Inc.	371,314
825	FactSet Research Systems, Inc.	369,006
661	Mastercard, Inc., Class A	371,442
1,168	Morningstar, Inc.	366,670
1,190	Verisk Analytics, Inc.	370,685
1,046	Visa, Inc., Class A	371,382
		2,220,499

	TOTAL COMMON STOCKS (Cost $10,893,745)	11,083,276

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.2%
	ENERGY MLP FUNDS - 6.8%
152,722	Alerian MLP ETF(b)	$7,461,997

	FIXED INCOME - 54.4%
178,624	Invesco Fundamental High Yield Corporate Bond ETF	3,297,399
197,481	iShares 7-10 Year Treasury Bond ETF	18,912,755
146,017	iShares Floating Rate Bond ETF	7,449,787
16,083	iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,762,858
40,910	iShares iBoxx $ High Yield Corporate Bond ETF(b)	3,299,392
75,719	Schwab U.S. Aggregate Bond ETF	1,759,710
42,670	SPDR Bloomberg Convertible Securities ETF(b)	3,527,102
45,323	SPDR Bloomberg High Yield Bond ETF(b)	4,408,568
96,638	Vanguard Intermediate-Term Bond ETF	7,473,983
93,814	Vanguard Short-Term Corporate Bond ETF	7,458,213
		59,349,767

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,936,318)	66,811,764

	SHORT-TERM INVESTMENTS — 27.2%
	MONEY MARKET FUNDS - 27.2%
14,869,330	Fidelity Government Portfolio, Class I, 4.18%(a)	14,869,330
14,869,331	First American Government Obligations Fund, Class Z, 4.17%(a)	14,869,331
	TOTAL MONEY MARKET FUNDS (Cost $29,738,661)	29,738,661

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,738,661)	29,738,661

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 18.7%
20,375,870	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(a),(c),(d)	$20,375,870
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,375,870)

	TOTAL INVESTMENTS - 117.3% (Cost $126,944,594)	128,009,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%	(18,872,574)
	NET ASSETS - 100.0%	$109,136,997

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
19	CME E-Mini Standard & Poor’s 500 Index Futures	09/22/2025	$5,941,063	$(207,687)
138	Ultra U.S. Treasury Bond Futures	09/22/2025	16,439,250	(56,056)
	TOTAL FUTURES CONTRACTS			$(263,743)

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(b)	All or portion of the security is on loan. Total loaned securities had a value of $19,972,212 at June 30, 2025.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.1%
	EQUITY - 79.1%
220,978	Communication Services Select Sector SPDR Fund(b)	$23,982,742
106,729	Consumer Discretionary Select Sector SPDR Fund	23,195,414
316,242	iShares MSCI EAFE ETF(b)	28,268,872
392,596	iShares MSCI Emerging Markets ETF(b)	18,938,831
16,122	Technology Select Sector SPDR Fund	4,082,574
		98,468,433

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,279,261)	98,468,433

	SHORT-TERM INVESTMENTS — 17.1%
	MONEY MARKET FUNDS - 17.1%
10,684,703	Fidelity Government Portfolio, Class I, 4.18%(a)	10,684,703
10,684,703	First American Government Obligations Fund, Class Z, 4.17%(a)	10,684,703
	TOTAL MONEY MARKET FUNDS (Cost $21,369,406)	21,369,406

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,369,406)	21,369,406

Units
	COLLATERAL FOR SECURITIES LOANED — 32.3%
40,195,714	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(a),(c),(d),(e)	40,195,714
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,195,714)

	TOTAL INVESTMENTS - 128.5% (Cost $156,844,381)	$160,033,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%	(35,468,220)
	NET ASSETS - 100.0%	$124,565,333

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(b)	All or portion of the security is on loan. Total loaned securities had a value of $39,529,885 at June 30, 2025.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	See note 10.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
20,380	iShares Russell 1000 Growth ETF	$8,652,941	USD SOFR plus 60 bp	6/22/2026	BRC	$576,092
2,750	iShares Russell 1000 Growth ETF	1,167,595	USD SOFR plus 60 bp	7/2/2026	BRC	54,392
31,990	iShares Russell Mid-Cap Growth ETF	4,436,373	USD SOFR plus 60 bp	6/5/2026	BRC	400,736
91,320	iShares Russell Mid-Cap Growth ETF	12,664,258	USD SOFR plus 60 bp	6/22/2026	BRC	667,459
16,040	iShares Russell Mid-Cap Growth ETF	2,224,427	USD SOFR plus 60 bp	7/2/2025	BRC	63,635
131,550	iShares Russell Mid-Cap Growth ETF	18,243,354	USD SOFR plus 60 bp	7/23/2026	BRC	422,746
36,110	Vanguard Information Technology ETF	23,951,041	USD SOFR plus 60 bp	7/23/2026	BRC	1,024,558
67,280	Technology Select Sector SPDR Fund	17,037,314	USD SOFR plus 60 bp	6/22/2026	BRC	1,560,114
11,030	Technology Select Sector SPDR Fund	2,793,127	USD SOFR plus 60 bp	7/2/2026	BRC	181,461

					Total:	$4,951,193

BRC	- Barclays Capital
SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.4%
	ALTERNATIVE - 6.2%
5,736	AltShares Merger Arbitrage ETF	$163,419
581	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	18,778
5,045	Simplify Managed Futures Strategy ETF	134,903
		317,100
	EQUITY - 45.8%
3,447	Aptus Collared Investment Opportunity ETF	142,706
3,536	Fidelity MSCI Industrials Index ETF(c)	274,146
389	First Trust Cloud Computing ETF(f)	47,318
1,091	First Trust Industrials/Producer Durables AlphaDEX Fund(c)	80,974
1,296	First Trust NASDAQ Cybersecurity ETF	97,952
2,076	First Trust NASDAQ Technology Dividend Index Fund	187,193
143	Franklin International Low Volatility High Dividend Index ETF	4,655
235	Global X Silver Miners ETF	11,313
318	Invesco Building & Construction ETF	25,551
379	Invesco ETF Trust Invesco Dorsey Wright Industrials Momentum ETF	59,522
777	Invesco S&P 500 Equal Weight Technology ETF	31,686
2,908	iShares Global Infrastructure ETF	172,154
482	iShares MSCI Brazil ETF(c)	13,906
931	iShares MSCI Chile ETF(c)	29,280
3,577	iShares MSCI Global Gold Miners ETF(c)	156,601
1,411	iShares MSCI Hong Kong ETF	28,022
966	iShares MSCI India ETF(c)	53,787
945	iShares MSCI Indonesia ETF(c)	16,660
198	iShares MSCI Peru and Global Exposure ETF	9,621
2,021	iShares MSCI Philippines ETF	54,809
223	iShares MSCI Poland ETF	7,194
13,168	iShares MSCI Qatar ETF	245,188
51	iShares MSCI USA Min Vol Factor ETF	4,787
138	iShares U.S. Technology ETF	23,911
4,620	ProShares DJ Brookfield Global Infrastructure ETF	248,796
123	SPDR S&P Emerging Markets Dividend ETF	4,689
684	SPDR S&P Global Infrastructure ETF	46,055
53	Technology Select Sector SPDR Fund	13,421
3,086	VanEck Gold Miners ETF	160,657

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.4% (Continued)
	EQUITY - 45.8% (Continued)
410	VanEck Junior Gold Miners ETF	$27,712
93	Vanguard Information Technology ETF	61,685
		2,341,951
	FIXED INCOME - 30.4%
3,359	FlexShares Credit-Scored US Corporate Bond Index Fund	163,852
6,987	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	168,247
1,666	Invesco Variable Rate Preferred ETF	40,734
1,879	iShares 0-5 Year TIPS Bond ETF(c)	193,368
2,742	iShares Convertible Bond ETF(c)	247,054
1,619	iShares Interest Rate Hedged High Yield Bond ETF	140,092
3,665	iShares Short Duration Bond Active ETF	187,282
3,456	SPDR Bloomberg Convertible Securities ETF(c)	285,673
6,149	VanEck Emerging Markets High Yield Bond ETF(c)	121,873
		1,548,175

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,153,267)	4,207,226

	PRIVATE INVESTMENT FUND - 6.6%
	PRIVATE INVESTMENT- 6.6%
N/A	Hyperion Fund LLC(a)(e)	339,745

	TOTAL PRIVATE INVESTMENT FUND (Cost $336,000)	339,745

	SHORT-TERM INVESTMENTS — 9.0%
	MONEY MARKET FUNDS - 9.0%
230,801	Fidelity Government Portfolio, Class I, 4.18%(b)	230,801
230,801	First American Government Obligations Fund, Class Z, 4.17%(b)	230,801
	TOTAL MONEY MARKET FUNDS (Cost $461,602)	461,602

	TOTAL SHORT-TERM INVESTMENTS (Cost $461,602)	461,602

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 19.4%
990,291	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(b),(d),(e)	$990,291
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $990,291)

	TOTAL INVESTMENTS - 117.4% (Cost $5,941,160)	$5,998,864
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.4)%	(888,212)
	NET ASSETS - 100.0%	$5,110,652

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	09/22/2025	$457,865	$20,455
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
4	Ultra U.S. Treasury Bond Futures	09/22/2025	$476,500	$(1,625)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	All or portion of the security is on loan. Total loaned securities had a value of $976,228 at June 30, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	Investment is valued using net asset value per share as a practical expedient.
(f)	Non-income producing security.

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	EQUITY - 0.2%
600	Invesco QQQ Trust Series 1(c)	$330,984

	TOTAL EXCHANGE-TRADED FUND (Cost $327,608)	330,984

	PRIVATE INVESTMENT FUND — 10.7%
	PRIVATE INVESTMENT - 10.7%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a)(e)	20,346,296

	TOTAL PRIVATE INVESTMENT FUND (Cost $20,731,838)	20,346,296

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 2.1%
	BANKING - 2.1%
1,000,000	Ally Bank	3.7500	09/27/27	995,397
1,000,000	Axos Bank	3.8000	04/02/27	997,127
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	995,936
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	994,437
				3,982,897

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,982,897

Shares
	SHORT-TERM INVESTMENTS — 70.5%
	MONEY MARKET FUNDS – 70.5%
67,393,951	Fidelity Government Portfolio, Class I, 4.18%(b),(f)	67,393,951
67,393,950	First American Government Obligations Fund, Class Z, 4.17%(b),(f)	67,393,950
	TOTAL MONEY MARKET FUNDS (Cost $134,787,901)	134,787,901

	TOTAL SHORT-TERM INVESTMENTS (Cost $134,787,901)	134,787,901

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.0%(g)
82,769	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(b),(d),(e)	$82,769
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $82,769)

	TOTAL INVESTMENTS – 83.5% (Cost $159,930,116)	$159,530,847
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.5%	31,607,359
	NET ASSETS - 100.0%	$191,138,206

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
835	CME E-Mini NASDAQ 100 Index Futures	09/22/2025	$382,317,275	$11,831,293
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E-Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	All or portion of the security is on loan. Total loaned securities had a value of $81,643 at June 30, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	Investment is valued using net asset value per share as a practical expedient.
(f)	See note 10.
(g)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUND — 6.3%
	PRIVATE INVESTMENT - 6.3%
N/A	Hyperion Fund LLC(a)	$3,006,598

	TOTAL PRIVATE INVESTMENT FUND (Cost $3,000,000)	3,006,598

	SHORT-TERM INVESTMENTS — 91.4%
	MONEY MARKET FUNDS – 91.4%
21,582,520	Fidelity Government Portfolio, Class I, 4.18%(b),(c)	21,582,520
21,582,520	First American Government Obligations Fund, Class Z, 4.17%(b),(c)	21,582,520
	TOTAL MONEY MARKET FUNDS (Cost $43,165,040)	43,165,040

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,165,040)	43,165,040

	TOTAL INVESTMENTS – 97.7% (Cost $46,165,040)	$46,171,638
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	1,067,801
	NET ASSETS - 100.0%	$47,239,439

LLC	- Limited Liability Company

(a)	Investment valued using net asset value per share as practical expedient. Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 86.7%
	MONEY MARKET FUNDS - 86.7%
4,279,397	Fidelity Government Portfolio, Class I, 4.18%(a),(b)	$4,279,397
4,279,397	First American Government Obligations Fund, Class Z, 4.17%(a),(b)	4,279,397
	TOTAL MONEY MARKET FUNDS (Cost $8,558,794)	8,558,794

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,558,794)	8,558,794

	TOTAL INVESTMENTS - 86.7% (Cost $8,558,794)	$8,558,794
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%	1,311,514
	NET ASSETS - 100.0%	$9,870,308

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(b)	See note 10.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Apepreciation
Long Position:
17,700	iShares iBoxx $ High Yield Corporate Bond ETF	$1,427,505	USD SOFR plus 60 bp	7/16/2026	BRC	$16,892
104,300	iShares iBoxx $ High Yield Corporate Bond ETF	8,411,795	USD SOFR plus 60 bp	7/17/2026	BRC	98,922
200	iShares iBoxx $ High Yield Corporate Bond ETF	16,130	USD SOFR plus 60 bp	7/24/2026	BRC	72
300	iShares iBoxx $ High Yield Corporate Bond ETF	24,195	USD SOFR plus 60 bp	7/31/2026	BRC	10
14,800	SPDR Bloomberg High Yield Bond ETF	1,439,596	USD SOFR plus 60 bp	7/16/2026	BRC	16,794
86,400	SPDR Bloomberg High Yield Bond ETF	8,404,128	USD SOFR plus 60 bp	7/17/2026	BRC	98,753
100	SPDR Bloomberg High Yield Bond ETF	9,727	USD SOFR plus 60 bp	7/24/2026	BRC	43
200	SPDR Bloomberg High Yield Bond ETF	19,454	USD SOFR plus 60 bp	7/31/2026	BRC	2

					Total:	$231,488

BRC	- Barclays Capital
SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.7%
	FIXED INCOME - 0.7%
900	iShares 7-10 Year Treasury Bond ETF(b)	$86,193

	TOTAL EXCHANGE-TRADED FUND (Cost $85,822)	86,193

	SHORT-TERM INVESTMENTS — 96.0%
	MONEY MARKET FUNDS - 96.0%
5,402,965	Fidelity Government Portfolio, Class I, 4.18%(a),(e)	5,402,965
1,241,963	First American Government Obligations Fund, Class X, 4.21%(a),(f)	1,241,963
5,402,964	First American Government Obligations Fund, Class Z, 4.17%(a),(e)	5,402,964
	TOTAL MONEY MARKET FUNDS (Cost $12,047,892)	12,047,892

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,047,892)	12,047,892

Units
	COLLATERAL FOR SECURITIES LOANED — 0.3%
43,388	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(a),(c),(d)	43,388
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,388)

	TOTAL INVESTMENTS - 97.0% (Cost $12,177,102)	$12,177,473
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	370,862
	NET ASSETS - 100.0%	$12,548,335

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
147	CBOT 10 Year US Treasury Notes	09/22/2025	$16,482,375	$224,796
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(b)	All or portion of the security is on loan. Total loaned securities had a value of $42,618 at June 30, 2025.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	See note 10.
(f)	All or a portion of this investment is a holding of the QEPF Fund Limited.

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
72,700	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$948,008	USD SOFR plus 60 bp	7/16/2026	BRC	$(39,595)
109,800	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,431,792	USD SOFR plus 60 bp	7/23/2026	BRC	(51,618)
10,400	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	135,616	USD SOFR plus 60 bp	7/24/2026	BRC	(612)

					Total:	$(91,825)

BRC	- Barclays Capital
SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to consolidated financial statements.

QUANTIFIED COMMON GROUND FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 71.6%
	BIOTECH & PHARMA - 1.3%
20,194	Exelixis, Inc.(a)	$890,051
4,748	TransMedics Group, Inc.(a),(c)	636,279
		1,526,330
	COMMERCIAL SUPPORT SERVICES - 2.6%
13,308	Waste Management, Inc.	3,045,137

	CONTAINERS & PACKAGING - 0.4%
37,607	O-I Glass, Inc.(a),(c)	554,327

	ELECTRIC UTILITIES - 12.3%
128,258	ALLETE, Inc.	8,217,490
68,956	CenterPoint Energy, Inc. (c)	2,533,443
40,867	Southern Company	3,752,817
		14,503,750
	FOOD - 5.1%
78,286	Fresh Del Monte Produce, Inc.	2,538,032
116,118	Hormel Foods Corporation	3,512,570
		6,050,602
	GAS & WATER UTILITIES - 4.7%
69,577	California Water Service Group	3,164,362
54,002	New Jersey Resources Corporation	2,420,370
		5,584,732
	HEALTH CARE FACILITIES & SERVICES - 11.4%
63,118	Amedisys, Inc.(a),(c)	6,210,180
17,900	Cencora, Inc.	5,367,315
1,882	Humana, Inc.	460,111
47,415	Owens & Minor, Inc.(a)	431,477
5,379	Tenet Healthcare Corporation(a)	946,704
		13,415,787
	HEALTH CARE REIT - 2.2%
16,586	Welltower, Inc.	2,549,766

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 71.6% (Continued)
	HOUSEHOLD PRODUCTS - 2.5%
23,040	Kimberly-Clark Corporation	$2,970,317

	INDUSTRIAL SUPPORT SERVICES - 2.3%
2,617	WW Grainger, Inc.	2,722,308

	INFRASTRUCTURE REIT - 2.4%
11,966	SBA Communications Corporation, Class A	2,810,095

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
11,514	CME Group, Inc.	3,173,489

	INSURANCE - 0.3%
6,078	Trupanion, Inc.(a)	336,417

	MEDICAL EQUIPMENT & DEVICES - 0.7%
2,823	Insulet Corporation(a)	886,930

	METALS & MINING - 0.3%
12,072	Alcoa Corporation	356,245

	OIL & GAS PRODUCERS - 0.6%
22,747	CNX Resources Corporation(a),(c)	766,119

	RENEWABLE ENERGY - 0.3%
2,472	First Solar, Inc.(a),(c)	409,215

	RESIDENTIAL REIT - 4.2%
69,252	American Homes 4 Rent, Class A	2,497,920
11,915	AvalonBay Communities, Inc.	2,424,702
		4,922,622
	RETAIL - CONSUMER STAPLES - 1.6%
4,038	Dollar Tree, Inc.(a)	399,924
8,941	Sprouts Farmers Market, Inc.(a)	1,472,046
		1,871,970

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 71.6% (Continued)
	RETAIL REIT - 2.7%
56,093	Realty Income Corporation	$3,231,518

	TECHNOLOGY HARDWARE - 2.6%
67,304	Juniper Networks, Inc.	2,687,448
5,288	Western Digital Corporation(c)	338,379
		3,025,827
	TECHNOLOGY SERVICES - 2.3%
8,709	Verisk Analytics, Inc.	2,712,854

	WHOLESALE - CONSUMER STAPLES - 6.1%
24,563	Chefs’ Warehouse, Inc.(a),(c)	1,567,365
32,707	Sysco Corporation	2,477,227
45,313	United Natural Foods, Inc.(a)	1,056,246
26,868	US Foods Holding Corporation(a)	2,069,105
		7,169,943

	TOTAL COMMON STOCKS (Cost $83,950,466)	84,596,300

	EXCHANGE-TRADED FUND — 25.8%
	FIXED INCOME - 25.8%
318,624	iShares 7-10 Year Treasury Bond ETF(c),(f)	30,514,620

	TOTAL EXCHANGE-TRADED FUND (Cost $30,201,806)	30,514,620

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,513,943	Fidelity Government Portfolio, Class I, 4.18%(b)	1,513,943
1,513,942	First American Government Obligations Fund, Class Z, 4.17%(b)	1,513,942
	TOTAL MONEY MARKET FUNDS (Cost $3,027,885)	3,027,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,027,885)	3,027,885

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 5.4%
6,380,608	Mount Vernon Liquid Assets Portfolio, LLC, 4.50%((b),(d),(e)	$6,380,608
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,380,608)

	TOTAL INVESTMENTS - 105.4% (Cost $123,560,765)	$124,519,413
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%	(6,389,756)
	NET ASSETS - 100.0%	$118,129,657

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	All or portion of the security is on loan. Total loaned securities had a value of $6,286,698 at June 30, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	Investment is valued using net asset value per share as a practical expedient.
(f)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.0%
	EQUITY - 78.0%
91,688	Communication Services Select Sector SPDR Fund(a)	$9,950,899
45,000	Consumer Discretionary Select Sector SPDR Fund(a)	9,779,850
39,806	Technology Select Sector SPDR Fund	10,080,073
15,736	Vanguard Information Technology ETF	10,437,374
		40,248,196

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,920,807)	40,248,196

	SHORT-TERM INVESTMENTS — 16.6%
	MONEY MARKET FUNDS - 16.6%
4,291,943	Fidelity Government Portfolio, Class I, 4.18%(b)	4,291,943
4,291,943	First American Government Obligations Fund, Class Z, 4.17%(b)	4,291,942
	TOTAL MONEY MARKET FUNDS (Cost $8,583,885)	8,583,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,583,885)	8,583,885

Units
	COLLATERAL FOR SECURITIES LOANED — 37.9%
19,534,237	Mount Vernon Liquid Assets Portfolio, LLC,, 4.50%(b),(c),(d),(e)	19,534,237
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,534,237)

	TOTAL INVESTMENTS - 132.5% (Cost $65,038,929)	$68,366,318
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.5)%	(16,778,519)
	NET ASSETS - 100.0%	$51,587,799

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or portion of the security is on loan. Total loaned securities had a value of $19,153,356 at June 30, 2025.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	Security purchased with cash proceeds of securities lending collateral.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
3,060	Communication Services Select Sector SPDR Fund	$332,102	USD SOFR plus 60 bp	5/29/2026	BRC	$40,625
72,980	Communication Services Select Sector SPDR Fund	7,920,520	USD SOFR plus 60 bp	6/5/2026	BRC	754,480
8,080	Communication Services Select Sector SPDR Fund	876,922	USD SOFR plus 60 bp	7/2/2026	BRC	47,345
4,240	Communication Services Select Sector SPDR Fund	460,167	USD SOFR plus 60 bp	7/23/2026	BRC	19,912
1,470	Consumer Discretionary Select Sector SPDR Fund	319,475	USD SOFR plus 60 bp	5/29/2026	BRC	26,085
35,760	Consumer Discretionary Select Sector SPDR Fund	7,771,721	USD SOFR plus 60 bp	6/5/2026	BRC	603,268
3,910	Consumer Discretionary Select Sector SPDR Fund	849,760	USD SOFR plus 60 bp	7/2/2026	BRC	28,900
33,770	Technology Select Sector SPDR Fund	8,551,577	USD SOFR plus 60 bp	6/22/2026	BRC	779,435
2,710	Technology Select Sector SPDR Fund	686,253	USD SOFR plus 60 bp	7/2/2026	BRC	44,586
14,450	Vanguard Information Technology Index Fund	9,584,396	USD SOFR plus 60 bp	7/23/2026	BRC	410,065

					Total:	$2,754,701

BRC	- Barclays Capital
SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.5%
	EQUITY - 83.5%
6,018	Invesco QQQ Trust Series 1	$3,319,770
23,797	Invesco S&P 500 Equal Weight ETF	4,324,867
58,753	Invesco S&P 500 Low Volatility ETF	4,278,393
26,567	Vanguard Dividend Appreciation ETF	5,437,468
48,225	Vanguard International Dividend Appreciation ETF	4,346,037
		21,706,535

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,739,067)	21,706,535

	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
1,848,619	Fidelity Government Portfolio, Class I, 4.18%(a)	1,848,619
1,848,619	First American Government Obligations Fund, Class Z, 4.17%(a)	1,848,619
	TOTAL MONEY MARKET FUNDS (Cost $3,697,238)	3,697,238

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,697,238)	3,697,238

	TOTAL INVESTMENTS - 97.7% (Cost $24,436,305)	$25,403,773
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	608,575
	NET ASSETS - 100.0%	$26,012,348

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
370	Invesco QQQ Trust Series 1	$204,107	USD SOFR plus 60 bp	5/28/2026	BRC	$27,920
110	Invesco QQQ Trust Series 1	60,680	USD SOFR plus 60 bp	6/11/2026	BRC	6,713
70	Invesco QQQ Trust Series 1	38,615	USD SOFR plus 60 bp	6/22/2026	BRC	2,491
290	Invesco QQQ Trust Series 1	159,975	USD SOFR plus 60 bp	7/2/2026	BRC	7,282
80	Invesco QQQ Trust Series 1	44,131	USD SOFR plus 60 bp	7/10/2026	BRC	1,403
23,530	Invesco S&P 500 Equal Weight ETF	4,276,342	USD SOFR plus 60 bp	5/28/2026	BRC	306,001
6,450	Invesco S&P 500 Equal Weight ETF	1,172,223	USD SOFR plus 60 bp	6/11/2026	BRC	55,415
4,440	Invesco S&P 500 Equal Weight ETF	806,925	USD SOFR plus 60 bp	6/22/2026	BRC	28,840
19,020	Invesco S&P 500 Equal Weight ETF	3,456,695	USD SOFR plus 60 bp	7/2/2026	BRC	86,114
5,150	Invesco S&P 500 Equal Weight ETF	935,961	USD SOFR plus 60 bp	7/10/2026	BRC	13,721
3,850	Invesco S&P 500 Low Volatility ETF	280,357	USD SOFR plus 60 bp	5/28/2026	BRC	2,203
1,030	Invesco S&P 500 Low Volatility ETF	75,005	USD SOFR plus 60 bp	6/11/2026	BRC	(108)
360	Invesco S&P 500 Low Volatility ETF	26,215	USD SOFR plus 60 bp	6/22/2026	BRC	54
2,960	Invesco S&P 500 Low Volatility ETF	215,547	USD SOFR plus 60 bp	7/2/2026	BRC	(16)
850	Invesco S&P 500 Low Volatility ETF	61,897	USD SOFR plus 60 bp	7/10/2026	BRC	(231)
1,680	Vanguard Dividend Appreciation ETF	343,846	USD SOFR plus 60 bp	5/28/2026	BRC	24,793
470	Vanguard Dividend Appreciation ETF	96,195	USD SOFR plus 60 bp	6/11/2026	BRC	5,495
300	Vanguard Dividend Appreciation ETF	61,401	USD SOFR plus 60 bp	6/22/2026	BRC	2,869
1,290	Vanguard Dividend Appreciation ETF	264,024	USD SOFR plus 60 bp	7/2/2026	BRC	6,950
340	Vanguard Dividend Appreciation ETF	69,588	USD SOFR plus 60 bp	7/10/2026	BRC	866
3,210	Vanguard International Dividend Appreciation ETF	289,285	USD SOFR plus 60 bp	5/28/2026	BRC	14,002
840	Vanguard International Dividend Appreciation ETF	75,701	USD SOFR plus 60 bp	6/11/2026	BRC	2,982
440	Vanguard International Dividend Appreciation ETF	39,653	USD SOFR plus 60 bp	6/22/2026	BRC	805
2,300	Vanguard International Dividend Appreciation ETF	207,276	USD SOFR plus 60 bp	7/2/2026	BRC	567
630	Vanguard International Dividend Appreciation ETF	56,776	USD SOFR plus 60 bp	7/10/2026	BRC	(467)

					Total:	$596,664

BRC	- Barclays Capital
SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.0%(a)
	FIXED INCOME - 0.0%
200	iShares 20+ Year Treasury Bond ETF	$17,650

	TOTAL EXCHANGE-TRADED FUND (Cost $17,479)	17,650

	SHORT-TERM INVESTMENTS — 96.2%
	MONEY MARKET FUNDS - 96.2%
20,254,181	Fidelity Government Portfolio, Class I 4.18%(b),(c)	20,254,181
20,254,181	First American Government Obligations Fund, Class Z, 4.17%(b),(c)	20,254,181
	TOTAL MONEY MARKET FUNDS (Cost $40,508,362)	40,508,362

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,508,362)	40,508,362

	TOTAL INVESTMENTS - 96.2% (Cost $40,525,841)	$40,526,012
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	1,593,003
	NET ASSETS - 100.0%	$42,119,015

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
78	Ultra U.S. Treasury Bond Futures	09/22/2025	$9,291,750	$(12,184)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	See Note 10.

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.2%
	ASSET MANAGEMENT - 0.2%
1,245	Futu Holdings Ltd. - ADR	$153,870

	AUTOMOTIVE - 3.3%
15,081	Toyota Motor Corporation - ADR	2,597,853

	BANKING - 22.7%
19,483	Banco Bilbao Vizcaya Argentaria S.A. - ADR	299,454
837,833	Banco Bradesco S.A. - ADR	2,588,904
108,751	Banco de Chile - ADR	3,308,205
5,653	Banco Macro S.A. - ADR	396,897
127,577	Banco Santander Chile - ADR	3,217,492
29,708	Banco Santander S.A. - ADR	246,577
34,198	Barclays plc - ADR	635,741
5,531	HDFC Bank Ltd. - ADR	424,062
19,585	HSBC Holdings plc - ADR	1,190,572
134,633	Lloyds Banking Group plc - ADR	572,190
82,121	Mitsubishi UFJ Financial Group, Inc. - ADR	1,126,700
42,181	Mizuho Financial Group, Inc. - ADR	234,526
20,492	NatWest Group plc - ADR	289,962
77,059	Shinhan Financial Group Company Ltd. - ADR	3,481,526
		18,012,808
	BIOTECH & PHARMA - 7.0%
496	Argenx S.E. - ADR(a)	273,405
343,309	Takeda Pharmaceutical Company Ltd. - ADR	5,307,557
		5,580,962
	E-COMMERCE DISCRETIONARY - 4.7%
24,676	Alibaba Group Holding Ltd. - ADR	2,798,505
8,879	PDD Holdings, Inc. - ADR(a)	929,276
		3,727,781
	ELECTRIC UTILITIES - 2.3%
306,812	Cia Energetica de Minas Gerais - ADR	601,352
37,017	Cia Paranaense de Energia - ADR	337,965
5,750	Empresa Distribuidora Y Comercializadora Norte - ADR(a)	152,317
90,875	Enel Chile S.A. - ADR	329,876

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.2% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
26,098	Korea Electric Power Corporation - ADR	$371,636
		1,793,146
	ENTERTAINMENT CONTENT - 0.4%
2,095	Sea Ltd. - ADR(a)	335,074

	GAS & WATER UTILITIES - 0.5%
17,474	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	383,904

	LEISURE FACILITIES & SERVICES - 0.6%
6,946	Atour Lifestyle Holdings Ltd. - ADR	225,814
8,144	H World Group Ltd. - ADR	276,245
		502,059
	METALS & MINING - 0.8%
13,777	Gold Fields Ltd. - ADR	326,102
20,053	Harmony Gold Mining Company Ltd. - ADR	280,140
		606,242
	OIL & GAS PRODUCERS - 17.0%
159,082	Eni SpA - ADR	5,157,438
35,232	Equinor ASA - ADR	885,732
44,170	Petroleo Brasileiro S.A. - ADR	509,722
127,250	Petroleo Brasileiro S.A. - ADR	1,591,898
75,819	Shell PLC - ADR	5,338,416
		13,483,206
	SEMICONDUCTORS - 1.4%
4,952	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,121,579

	SOFTWARE - 5.1%
12,092	SAP S.E. - ADR	3,677,177
57,400	Yalla Group Ltd. - ADR(a)	386,876
		4,064,053
	SPECIALTY FINANCE - 2.1%
39,100	Qifu Technology, Inc. - ADR	1,695,376

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.2% (Continued)
	STEEL - 0.6%
167,207	Gerdau S.A. - ADR	$488,244

	TECHNOLOGY SERVICES - 0.5%
24,217	Endava plc, ADR - ADR(a)	371,004

	TELECOMMUNICATIONS - 10.6%
141,310	Telkom Indonesia Persero Tbk P.T. - ADR	2,393,792
160,448	TIM S.A. - ADR	3,226,609
59,619	VEON Ltd. - ADR(a)	2,746,647
		8,367,048
	TOBACCO & CANNABIS - 1.7%
28,117	British American Tobacco plc - ADR	1,330,778

	TRANSPORTATION & LOGISTICS - 3.7%
72,813	Latam Airlines Group S.A. - ADR	2,959,120

	TOTAL COMMON STOCKS (Cost $65,065,773)	67,574,107

	SHORT-TERM INVESTMENTS — 14.8%
	MONEY MARKET FUNDS - 14.8%
5,849,613	Fidelity Government Portfolio, Class I, 4.18%(b)	5,849,613
5,849,613	First American Government Obligations Fund, Class Z, 4.17%(b)	5,849,613
	TOTAL MONEY MARKET FUNDS (Cost $11,699,226)	11,699,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,699,226)	11,699,226

	TOTAL INVESTMENTS - 100.0% (Cost $76,764,999)	$79,273,333
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%	158
	NET ASSETS - 100.0%	$79,273,491

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 47.9%
	PRIVATE INVESTMENTS - 47.9%
10,872	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c)	$6,298,251
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a),(d)	12,385,217
		18,683,468

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $22,010,477)	18,683,468

	SHORT-TERM INVESTMENTS — 52.1%
	MONEY MARKET FUNDS - 52.1%
19,990,917	Fidelity Government Portfolio, Class I, 4.18%(b),(d)	19,990,918
354,784	First American Government Obligations Fund, Class X, 4.21%(b),(c)	354,784
	TOTAL MONEY MARKET FUNDS (Cost $20,345,702)	20,345,702

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,345,702)	20,345,702

	TOTAL INVESTMENTS - 100.0% (Cost $42,356,179)	$39,029,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(e)	(3,712)
	NET ASSETS - 100.0%	$39,025,458

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the “Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Fund invests into each Feeder and then each Feeder invests in the Master.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(c)	All or a portion of this investment is a holding of the QEMFS Fund Limited.
(d)	See note 10.
(e)	Percentage rounds to less than 0.1%.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025

	Quantified Managed Income Fund	Quantified Market Leaders Fund	Quantified Alternative Investment Fund	Quantified STF Fund
Assets:
Investment securities:
At cost	$126,944,594	$156,844,381	$5,941,160	$159,930,116
At value (a)	$128,009,571	$160,033,553	$5,998,864	$159,530,847
Cash	-	-	-	1,107,500
Deposits with brokers for futures	1,764,463	-	85,480	18,915,390
Receivable:
Fund shares sold	110,327	13,689	51	90,874
Dividends and Interest	163,580	148,097	6,691	449,837
Unrealized appreciation on futures	-	-	20,455	11,831,293
Unrealized appreciation on swaps	-	4,951,193	-	-
Prepaid expenses and other assets	2,674	-	879	18,213
Total Assets	130,050,615	165,146,532	6,112,420	191,943,954

Liabilities:
Payables:
Collateral on securities loaned	20,375,870	40,195,714	990,291	82,769
Securities purchased	-	-	-	165,587
Fund shares redeemed	125,010	241,757	5,088	262,171
Investment advisory fees	88,286	79,703	3,095	146,486
Distribution (12b-1) fees	32,618	26,633	1,054	47,699
Shareholder service fees - Investor Class	17,019	15,928	615	19,757
Payable to related parties	11,072	21,464	-	81,279
Unrealized depreciation on futures	263,743	-	1,625	-
Total Liabilities	20,913,618	40,581,199	1,001,768	805,748

Net Assets	$109,136,997	$124,565,333	$5,110,652	$191,138,206

Net Assets Consist of:
Capital Stock	$129,712,560	$182,994,571	$9,461,980	$210,795,555
Accumulated losses	(20,575,563)	(58,429,238)	(4,351,328)	(19,657,349)
Net Assets	$109,136,997	$124,565,333	$5,110,652	$191,138,206

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$103,696,331	$124,453,267	$5,076,034	$171,457,451
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	12,587,579	11,838,667	535,433	11,150,225
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.24	$10.51	$9.48	$15.38
Advisor Class Shares:
Net Assets	$5,440,666	$112,066	$34,618	$19,680,755
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	648,619	10,967	3,698	1,355,673
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.39	$10.22	$9.36	$14.52

(a)	Includes loaned securities with a value of $19,972,212, $39,529,885, $976,228 and $81,643, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2025

	Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund	Quantified Evolution Plus Fund (Consolidated)	Quantified Common Ground Fund
Assets:
Investment securities:
At cost	$46,165,040	$8,558,794	$12,177,102	$123,560,765
At value (a)	$46,171,638	$8,558,794	$12,177,473	$124,519,413
Cash	1,050,744	1,079,129	-	-
Cash collateral for swaps	-	-	5	-
Deposits with brokers for futures	36	57	257,988	-
Receivable:
Dividends and Interest	105,447	30,495	40,530	83,876
Fund shares sold	23,921	1,878	36,333	56,294
Receivable for swaps	-	-	26,022	-
Unrealized appreciation on futures	-	-	224,796	-
Unrealized appreciation on swaps	-	231,488	-	-
Prepaid expenses and other assets	2,555	2,002	4,195	3,798
Total Assets	47,354,341	9,903,843	12,767,342	124,663,381

Liabilities:
Payables:
Collateral on securities loaned	-	-	43,388	6,380,608
Fund shares redeemed	49,435	753	22,089	6,359
Payable to related parties	22,962	20,987	19,522	13,519
Investment advisory fees	30,361	8,425	10,645	94,878
Shareholder service fees - Investor Class	4,554	1,264	1,597	14,130
Distribution (12b-1) fees	7,590	2,106	2,661	24,230
Payable for swaps	-	-	27,280	-
Unrealized depreciation on swaps	-	-	91,825	-
Total Liabilities	114,902	33,535	219,007	6,533,724

Net Assets	$47,239,439	$9,870,308	$12,548,335	$118,129,657

Net Assets Consist of:
Capital Stock	$56,478,706	$60,758,426	$25,577,455	$127,369,729
Accumulated losses	(9,239,267)	(50,888,118)	(13,029,120)	(9,240,072)
Net Assets	$47,239,439	$9,870,308	$12,548,335	$118,129,657

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$47,239,439	$9,870,308	$12,548,335	$117,250,439
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,845,749	1,440,422	2,162,883	8,066,388
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$12.28	$6.85	$5.80	$14.54
Advisor Class Shares:
Net Assets	$-	$-	$-	$879,218
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	-	-	-	60,602
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$-	$-	$-	$14.51

(a)	Includes loaned securities with a value of $0, $0, $42,618 and $6,286,698, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2025

	Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund	Quantified Government Income Tactical Fund	Quantified Global Fund	Quantified Eckhardt Managed Futures Strategy Fund (Consolidated)
Assets:
Investment securities:
At cost	$65,038,929	$24,436,305	$40,525,841	$76,764,999	$42,356,179
At value (a)	$68,366,318	$25,403,773	$40,526,012	$79,273,333	$39,029,170
Cash	-	-	-	105,726	-
Deposits with brokers for futures	-	-	1,439,505	-	-
Unrealized appreciation on swaps	2,754,701	597,486	-	-	-
Receivable:
Securities sold	-	-	61,770	-	-
Dividends and interest	80,514	36,139	143,243	103,858	81,690
Fund shares sold	3,350	4,340	16,416	23,884	1,747
Prepaid expenses and other assets	3,000	16,049	9,677	10,158	14,840
Total Assets	71,207,883	26,057,787	42,196,623	79,516,959	39,127,447

Liabilities:
Payables:
Collateral on securities loaned	19,534,237	-	-	-	-
Investment advisory fees	38,613	19,654	36,305	48,785	35,137
Fund shares redeemed	24,287	15,392	12,498	175,169	37,678
Distribution (12b-1) fees	9,653	4,914	9,076	12,196	14,985
Shareholder service fees - Investor Class	5,792	2,948	5,446	7,318	4,030
Payable to related parties	7,502	1,709	2,099	-	10,159
Unrealized depreciation on swaps	-	822	-	-	-
Unrealized depreciation on futures	-	-	12,184	-	-
Total Liabilities	19,620,084	45,439	77,608	243,468	101,989

Net Assets	$51,587,799	$26,012,348	$42,119,015	$79,273,491	$39,025,458

Net Assets Consist of:
Capital Stock	$91,466,079	$28,083,518	$56,636,545	$76,851,605	$42,680,984
Accumulated earnings (losses)	(39,878,280)	(2,071,170)	(14,517,530)	2,421,886	(3,655,526)
Net Assets	$51,587,799	$26,012,348	$42,119,015	$79,273,491	$39,025,458

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$51,587,799	$26,012,348	$42,119,015	$79,273,491	$28,646,674
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	7,693,004	2,793,207	6,033,452	7,769,664	3,217,879
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$6.71	$9.31	$6.98	$10.20	$8.90
Advisor Class Shares:
Net Assets	$-	$-	$-	$-	$10,378,784
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	-	-	-	-	1,168,117
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$-	$-	$-	$-	$8.89

(a)	Includes loaned securities with a value of $19,153,356, $0, $0, $0 and $0, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2025

	Quantified Managed Income Fund	Quantified Market Leaders Fund	Quantified Alternative Investment Fund	Quantified STF Fund
Investment Income
Dividends	$5,123,496	$1,986,829	$570,565	$811
Interest	1,165,757	1,191,719	131,675	6,994,441
Securities lending, net	317,810	71,168	57,198	77
Total Investment Income	6,607,063	3,249,716	759,438	6,995,329

Expenses
Investment advisory fees	1,148,571	1,036,759	149,760	1,854,303
Operating services fees	284,816	258,556	45,558	346,251
Distribution (12b-1) fees
Investor Class	380,504	345,228	49,778	453,514
Advisor Class	9,411	1,432	567	40,246
Shareholder services fees - Investor Class	228,303	207,137	29,867	272,100
Miscellaneous expenses	9,000	9,000	9,000	9,000
Total Operating Expenses	2,060,605	1,858,112	284,530	2,975,414
Less: Expenses waived by the Advisor	-	-	(9,000)	-
Net Expenses	2,060,605	1,858,112	275,530	2,975,414
Net Operating Expenses	2,060,605	1,858,112	275,530	2,975,414

Net Investment Income	4,546,458	1,391,604	483,908	4,019,915

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,225,944	(1,512,106)	(1,577,853)	(1,916,799)
Futures	1,365,895	-	(118,778)	(31,740,554)
Swaps	-	(10,049,731)	-	-
Capital gain distributions from underlying investment companies	-	-	84,096	-
	2,591,839	(11,561,837)	(1,612,535)	(33,657,353)
Net change in unrealized appreciation (depreciation) on:
Investments	135,781	(2,078,396)	(261,254)	(334,967)
Futures	(119,212)	-	42,885	10,383,031
Swaps	-	883,113	-	-
	16,569	(1,195,283)	(218,369)	10,048,064

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	2,608,408	(12,757,120)	(1,830,904)	(23,609,289)

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,154,866	$(11,365,516)	$(1,346,996)	$(19,589,374)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended June 30, 2025

	Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund	Quantified Evolution Plus Fund (Consolidated)	Quantified Common Ground Fund
Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0 and $101)	$663	$1,385	$2,112	$3,095,328
Interest	1,587,214	1,488,880	1,178,150	463,210
Securities lending, net	22	202	152	21,389
Total Investment Income	1,587,899	1,490,467	1,180,414	3,579,927

Expenses
Investment advisory fees	369,115	330,527	286,793	1,507,784
Distribution (12b-1) fees
Investor Class	92,279	82,632	71,698	376,607
Advisor Class*	-	-	-	1,355
Operating services fees	77,131	69,988	66,650	270,979
Shareholder services fees - Investor Class	55,367	49,579	43,019	225,964
Interest expense on line of credit	-	-	-	1,448
Miscellaneous expenses	9,000	9,000	9,000	9,000
Total Operating Expenses	602,892	541,726	477,160	2,393,137
Less: Expenses waived by the Advisor	(9,000)	-	-	-
Net Expenses	593,892	541,726	477,160	2,393,137
Net Operating Expenses	593,892	541,726	477,160	2,393,137

Net Investment Income	994,007	948,741	703,254	1,186,790

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(3,755)	11,088	84,284	(2,715,427)
Futures	3,022,746	(939,137)	2,857,165	-
Swaps	-	(636,465)	(5,025,695)	-
	3,018,991	(1,564,514)	(2,084,246)	(2,715,427)
Net change in unrealized appreciation (depreciation) on:
Investments	9,871	56,713	4,439	(238,768)
Futures	96,709	112,931	512,262	-
Swaps	-	255,294	(77,695)	-
	106,580	424,938	439,006	(238,768)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	3,125,571	(1,139,576)	(1,645,240)	(2,954,195)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,119,578	$(190,835)	$(941,986)	$(1,767,405)

*	The Fund’s Advisor class commenced operations on January 31, 2025.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Continued)

For the Year or Period Ended June 30, 2025

	Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund	Quantified Government Income Tactical Fund	Quantified Global Fund	Quantified Eckhardt Managed Futures Strategy Fund (Consolidated)*
Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0, $160,183 and $0)	$605,856	$378,424	$2,863	$886,244	-
Interest	625,569	186,203	1,521,062	97,120	719,356
Securities lending, net	16,823	-	-	-	-
Total Investment Income	1,248,248	564,627	1,523,925	983,364	719,356

Expenses
Investment advisory fees	643,511	308,717	345,404	271,360	295,200
Distribution (12b-1) fees
Investor Class	160,878	77,179	86,351	67,840	68,453
Advisor Class**	-	-	-	-	21,387
Operating services fees	124,409	64,202	73,751	53,267	60,399
Shareholder services fees - Investor Class	96,527	46,308	51,811	40,704	41,072
Custody overdraft fees	-	6,933	-	2,762	-
Miscellaneous expenses	9,000	9,000	9,000	9,000	6,288
Total Operating Expenses	1,034,325	512,339	566,317	444,933	492,799
Less: Expenses waived by the Advisor	-	(9,000)	(9,000)	(9,000)	(6,288)
Net Expenses	1,034,325	503,339	557,317	435,933	486,511
Net Operating Expenses	1,034,325	503,339	557,317	435,933	486,511

Net Investment Income	213,923	61,288	966,608	547,431	232,845

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(714,812)	3,400,752	3,880	(205,385)	(2,156,930)
Futures	-	-	345,253	-	-
Swaps	(4,766,215)	1,015,375	-	-	-
	(5,481,027)	4,416,127	349,133	(205,385)	(2,156,930)
Net change in unrealized appreciation (depreciation) on:
Investments	711,995	(1,998,795)	3,447	2,408,665	(3,327,009)
Futures	-	-	47,937	-	-
Swaps	506,334	(889,101)	-	-	-
	1,218,329	(2,887,896)	51,384	2,408,665	(3,327,009)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(4,262,698)	1,528,231	400,517	2,203,280	(5,483,939)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,048,775)	$1,589,519	$1,367,125	$2,750,711	$(5,251,094)

*	The Fund commenced operations on October 16, 2024.
**	The Fund’s Advisor class commenced operations on January 31, 2025.

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$4,546,458	$5,184,542
Net realized gain (loss) from investments and futures	2,591,839	(4,091,615)
Net change in unrealized appreciation on investments and futures	16,569	564,426
Net Increase in Net Assets Resulting From Operations	7,154,866	1,657,353

Distributions to Shareholders from:
Investor Class	(4,949,271)	(5,579,407)
Advisor Class	(320)	(262)
Total Distributions to Shareholders	(4,949,591)	(5,579,669)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	570,573,190	566,469,873
Advisor Class	5,434,465	575
Net asset value of shares issued in reinvestment of distributions
Investor Class	4,940,355	5,572,709
Advisor Class	320	262
Payments for shares redeemed
Investor Class	(576,885,826)	(598,574,688)
Advisor Class	(107,826)	(14,851)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	3,954,678	(26,546,120)

Total Increase (Decrease) in Net Assets	6,159,953	(30,468,436)

Net Assets:
Beginning of Year	102,977,044	133,445,480
End of Year	$109,136,997	$102,977,044

Share Activity
Investor Class:
Shares Sold	69,961,491	68,730,706
Shares issued in reinvestments of Distributions	624,571	687,141
Shares Redeemed	(70,757,723)	(72,726,311)
Net Decrease in Shares of Beneficial Interest Outstanding	(171,661)	(3,308,464)

Advisor Class:
Shares Sold	660,571	68
Shares issued in reinvestments of Distributions	40	32
Shares Redeemed	(13,093)	(1,784)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	647,518	(1,684)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,391,604	$2,398,889	$483,908	$157,871
Net realized gain (loss) from investments, futures and Swaps	(11,561,837)	28,951,036	(1,612,535)	(240,372)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(1,195,283)	(3,851,749)	(218,369)	154,033
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,365,516)	27,498,176	(1,346,996)	71,532

Distributions to Shareholders from:
Investor Class	-	(4,601,537)	(463,325)	(147,554)
Advisor Class	-	(2,644)	(592)	(1,832)
Total Distributions to Shareholders	-	(4,604,181)	(463,917)	(149,386)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	246,005,861	348,776,225	19,953,434	52,206,249
Advisor Class	12,244	20,546	3,338	7,421
Net asset value of shares issued in reinvestment of distributions
Investor Class	-	4,588,996	462,294	147,553
Advisor Class	-	2,644	592	1,832
Payments for shares redeemed
Investor Class	(294,499,471)	(371,899,420)	(40,301,816)	(32,047,290)
Advisor Class	(59,351)	(43,733)	(34,673)	(17,084)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(48,540,717)	(18,554,742)	(19,916,831)	20,298,681

Total Increase (Decrease) in Net Assets	(59,906,233)	4,339,253	(21,727,744)	20,220,827

Net Assets:
Beginning of Year	184,471,566	180,132,313	26,838,396	6,617,569
End of Year	$124,565,333	$184,471,566	$5,110,652	$26,838,396

Share Activity
Investor Class:
Shares Sold	22,373,457	34,309,741	2,114,899	5,619,021
Shares issued in reinvestments of Distributions	-	445,967	49,978	16,635
Shares Redeemed	(26,858,645)	(36,232,519)	(4,450,893)	(3,528,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(4,485,188)	(1,476,811)	(2,286,016)	2,107,620

Advisor Class:
Shares Sold	1,228	2,151	360	824
Shares issued in reinvestments of Distributions	-	262	65	208
Shares Redeemed	(5,257)	(4,077)	(3,753)	(1,876)
Net Decrease in Shares of Beneficial Interest Outstanding	(4,029)	(1,664)	(3,328)	(844)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$4,019,915	$4,204,300	$994,007	$1,194,661
Net realized gain (loss) from investments and futures	(33,657,353)	62,705,212	3,018,991	(973,781)
Net change in unrealized appreciation (depreciation) on investments and futures	10,048,064	(6,132,662)	106,580	445,127
Net Increase (Decrease) in Net Assets Resulting From Operations	(19,589,374)	60,776,850	4,119,578	666,007

Distributions to Shareholders from:
Investor Class	(10,073,765)	(1,889,603)	(1,136,484)	(1,090,186)
Advisor Class	(15,006)	(1,228)	-	-
Total Distributions to Shareholders	(10,088,771)	(1,890,831)	(1,136,484)	(1,090,186)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	282,802,875	317,525,341	53,136,506	53,477,918
Advisor Class	18,318,897	248,359	-	-
Net asset value of shares issued in reinvestment of distributions:
Investor Class	9,887,682	1,831,593	1,135,487	1,088,810
Advisor Class	12,229	1,003	-	-
Payments for shares redeemed
Investor Class	(338,970,982)	(339,399,213)	(41,072,596)	(84,486,585)
Advisor Class	(1,187,523)	(146,541)	-	-
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(29,136,822)	(19,939,458)	13,199,397	(29,919,857)

Total Increase (Decrease) in Net Assets	(58,814,967)	38,946,561	16,182,491	(30,344,036)

Net Assets:
Beginning of Year	249,953,173	211,006,612	31,056,948	61,400,984
End of Year	$191,138,206	$249,953,173	$47,239,439	$31,056,948

Share Activity
Investor Class:
Shares Sold	17,184,633	21,935,465	4,444,024	4,903,600
Shares issued in reinvestments of Distributions	535,048	125,969	92,316	108,555
Shares Redeemed	(20,209,206)	(24,354,955)	(3,469,011)	(7,698,858)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,489,525)	(2,293,521)	1,067,329	(2,686,703)

Share Activity
Advisor Class:
Shares Sold	1,417,889	17,933	-	-
Shares issued in reinvestments of Distributions	699	73	-	-
Shares Redeemed	(88,481)	(10,725)	-	-
Net Increase in Shares of Beneficial Interest Outstanding	1,330,107	7,281	-	-

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$948,741	$1,178,998	$703,254	$872,673
Net realized gain (loss) from investments, futures and swaps	(1,564,514)	(6,634,407)	(2,084,246)	226,263
Net change in unrealized appreciation on investments, futures and swaps	424,938	1,105,512	439,006	9,538
Net Increase (Decrease) in Net Assets Resulting From Operations	(190,835)	(4,349,897)	(941,986)	1,108,474

Distributions to Shareholders from:
Investor Class	(1,178,463)	(46,531)	(1,074,046)	(2,819,019)
Total Distributions to Shareholders	(1,178,463)	(46,531)	(1,074,046)	(2,819,019)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	42,573,931	131,063,263	135,102,440	127,122,320
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,175,106	46,474	1,070,893	2,816,778
Payments for shares redeemed
Investor Class	(84,853,805)	(187,684,404)	(144,571,731)	(154,559,645)
Total Decrease in Net Assets From Shares of Beneficial Interest	(41,104,768)	(56,574,667)	(8,398,398)	(24,620,547)

Total Decrease in Net Assets	(42,474,066)	(60,971,095)	(10,414,430)	(26,331,092)

Net Assets:
Beginning of Year	52,344,374	113,315,469	22,962,765	49,293,857
End of Year	$9,870,308	$52,344,374	$12,548,335	$22,962,765

Share Activity
Investor Class:
Shares Sold	5,705,383	17,016,144	20,312,188	18,683,251
Shares issued in reinvestments of Distributions	163,664	6,205	170,524	483,982
Shares Redeemed	(11,430,738)	(24,351,312)	(21,938,333)	(22,162,957)
Net Decrease in Shares of Beneficial Interest Outstanding	(5,561,691)	(7,328,963)	(1,455,621)	(2,995,724)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$1,186,790	$277,827	$213,923	$506,761
Net realized gain (loss) from investments and swaps	(2,715,427)	21,255,226	(5,481,027)	14,812,446
Net change in unrealized appreciation (Depreciation) on investments, and swaps	(238,768)	(3,353,028)	1,218,329	(8,017,522)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,767,405)	18,180,025	(4,048,775)	7,301,685

Distributions to Shareholders from:
Investor Class	(6,349,357)	(306,845)	-	(4,254,456)
Total Distributions to Shareholders	(6,349,357)	(306,845)	-	(4,254,456)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	457,579,954	701,276,523	97,726,189	105,009,299
Advisor Class*	867,564	-	-	-
Net asset value of shares issued in reinvestment of distributions:
Investor Class	6,307,455	306,260	-	4,250,691
Payments for shares redeemed
Investor Class	(518,227,219)	(640,727,335)	(106,964,252)	(117,384,196)
Advisor Class*	(1,703)	-	-	-
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(53,473,949)	60,855,448	(9,238,063)	(8,124,206)

Total Increase (Decrease) in Net Assets	(61,590,711)	78,728,628	(13,286,838)	(5,076,977)

Net Assets:
Beginning of Year	179,720,368	100,991,740	64,874,637	69,951,614
End of Year	$118,129,657	$179,720,368	$51,587,799	$64,874,637

Share Activity
Investor Class:
Shares Sold	29,563,084	49,974,310	13,670,703	16,276,365
Shares issued in reinvestments of Distributions	415,785	21,342	-	677,941
Shares Redeemed	(33,547,128)	(46,068,427)	(15,294,190)	(18,100,277)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,568,259)	3,927,225	(1,623,487)	(1,145,971)

Share Activity
Advisor Class*:
Shares Sold	60,718	-	-	-
Shares Redeemed	(116)	-	-	-
Net Increase in Shares of Beneficial Interest Outstanding	60,602	-	-	-

*	The Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$61,288	$280,471	$966,608	$875,940
Net realized gain (loss) from investments, futures and swaps	4,416,127	2,725,731	349,133	(3,009,843)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(2,887,896)	2,869,995	51,384	(45,416)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,589,519	5,876,197	1,367,125	(2,179,319)

Distributions to Shareholders from:
Investor Class	-	(284,803)	(924,528)	(813,095)
Total Distributions to Shareholders	-	(284,803)	(924,528)	(813,095)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	86,392,944	52,776,157	89,811,733	96,361,138
Net asset value of shares issued in reinvestment of distributions:
Investor Class	-	284,025	921,919	812,129
Payments for shares redeemed
Investor Class	(99,587,333)	(51,480,721)	(76,738,422)	(109,695,101)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(13,194,389)	1,579,461	13,995,230	(12,521,834)

Total Increase (Decrease) in Net Assets	(11,604,870)	7,170,855	14,437,827	(15,514,248)

Net Assets:
Beginning of Year	37,617,218	30,446,363	27,681,188	43,195,436
End of Year	$26,012,348	$37,617,218	$42,119,015	$27,681,188

Share Activity
Investor Class:
Shares Sold	9,185,551	6,619,084	12,907,265	13,138,962
Shares issued in reinvestments of Distributions	-	34,469	135,377	116,853
Shares Redeemed	(10,632,132)	(6,342,428)	(10,993,853)	(14,616,830)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,446,581)	311,125	2,048,789	(1,361,015)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Quantified Global Fund		Quantified Eckhardt Managed Futures Strategy Fund (Consolidated)
	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$547,431	$98,243	$232,845
Net realized gain (loss) from investments	(205,385)	606,660	(2,156,930)
Net change in unrealized appreciation (depreciation) on investments	2,408,665	99,669	(3,327,009)
Net Increase (decrease) in Net Assets Resulting From Operations	2,750,711	804,572	(5,251,094)

Distributions to Shareholders from:
Investor Class	(549,614)	-	(92,869)
Total Distributions to Shareholders	(549,614)	-	(92,869)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	224,679,134	30,929,424	188,589,073
Advisor Class**	-	-	11,275,558
Net asset value of shares issued in reinvestment of distributions
Investor Class	545,545	-	92,857
Payments for shares redeemed
Investor Class	(155,445,704)	(24,440,577)	(155,133,995)
Advisor Class**	-	-	(454,072)
Total Increase in Net Assets From Shares of Beneficial Interest	69,778,975	6,488,847	44,369,421

Total Increase in Net Assets	71,980,072	7,293,419	39,025,458

Net Assets:
Beginning of Year or Period	7,293,419	-	-
End of Year or Period	$79,273,491	$7,293,419	$39,025,458

Share Activity
Investor Class:
Shares Sold	21,989,752	3,013,309	19,376,055
Shares issued in reinvestments of Distributions	58,535	-	9,212
Shares Redeemed	(14,955,079)	(2,336,853)	(16,167,388)
Net Increase in Shares of Beneficial Interest Outstanding	7,093,208	676,456	3,217,879

Advisor Class**:
Shares Sold	-	-	1,218,965
Shares Redeemed	-	-	(50,848)
Net Increase in Shares of Beneficial Interest Outstanding	-	-	1,168,117

*	The Fund commenced operations on October 16, 2024.
**	The Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS

Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.07	$8.30	$8.65	$8.79	$9.04
Activity from investment operations:
Net investment income(1)	0.24	0.29	0.23	0.08	0.06
Net realized and unrealized gain (loss) on investments and futures	0.24	(0.15)	(0.54)	(0.16)	(0.23)
Total from investment operations	0.48	0.14	(0.31)	(0.08)	(0.17)
Distributions to Shareholders:
Net investment income	(0.31)	(0.37)	(0.04)	(0.06)	(0.08)
Total distributions	(0.31)	(0.37)	(0.04)	(0.06)	(0.08)
Net asset value, end of year	$8.24	$8.07	$8.30	$8.65	$8.79

Total return(2)	6.16%	1.62%	(3.53)%	(0.90)%	(1.92)%
Net assets, end of year (in 000s)	$103,696	$102,968	$133,422	$208,199	$124,443

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.34%	1.35%	1.33%	1.31%	1.41%
Ratio of net investment income (loss) to average net assets(3,4)	2.98%	3.55%	2.68%	0.88%	0.70%
Portfolio turnover rate	826%	718%	802%	820%	619%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total return shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.22	$8.35	$8.70	$8.83	$9.07
Activity from investment operations:
Net investment income (loss)(1)	0.14	0.24	0.19	0.04	(0.02)
Net realized and unrealized gain (loss) on investments and futures	0.29	(0.16)	(0.54)	(0.17)	(0.22)
Total from investment operations	0.43	0.08	(0.35)	(0.13)	(0.24)
Distributions to Shareholders:
Net investment income	(0.26)	(0.21)	-	-	-
Total distributions	(0.26)	(0.21)	-	-	-
Net asset value, end of year	$8.39	$8.22	$8.35	$8.70	$8.83

Total return(2)	5.40%	0.99%	(4.02)%	(1.47)%	(2.65)%
Net assets, end of year (in 000s)	$5,441	$9	$23	$17	$27

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.98%	1.94%	1.93%	1.91%	2.02%
Ratio of net investment income (loss) to average net assets(3,4)	1.74%	2.92%	2.21%	0.44%	(0.25)%
Portfolio turnover rate	826%	718%	802%	820%	619%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total return shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.29	$10.11	$9.12	$16.20	$11.02
Activity from investment operations:
Net investment income (loss)(1)	0.11	0.13	0.08	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and swaps	(0.89)	1.25	0.91	(3.88)	6.46
Total from investment operations	(0.78)	1.38	0.99	(3.89)	6.45
Distributions to Shareholders:
Net investment income	-	(0.20)	-	(0.19)	(0.03)
Net realized gains	-	-	-	(3.00)	(1.24)
Total distributions	-	(0.20)	-	(3.19)	(1.27)
Net asset value, end of year	$10.51	$11.29	$10.11	$9.12	$16.20

Total return(2)	(6.91)%	13.88%	10.86%	(28.64)%	60.94%
Net assets, end of year (in 000s)	$124,453	$184,306	$179,967	$234,197	$360,780

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.34%	1.34%	1.32%	1.30%	1.40%
Ratio of net investment income (loss) to average net assets(3,4)	1.01%	1.25%	0.83%	(0.08)%	(0.07)%
Portfolio turnover rate	1119%	1289%	1592%	1058%	568%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.04	$9.90	$8.98	$15.92	$10.87
Activity from investment operations:
Net investment income (loss)(1)	0.03	0.05	0.02	(0.08)	(0.19)
Net realized and unrealized gain (loss) on investments and swaps	(0.85)	1.24	0.90	(3.83)	6.48
Total from investment operations	(0.82)	1.29	0.92	(3.91)	6.29
Distributions to Shareholders:
Net investment income	-	(0.15)	-	(0.03)	-
Net realized gains	-	-	-	(3.00)	(1.24)
Total distributions	-	(0.15)	-	(3.03)	(1.24)
Net asset value, end of year	$10.22	$11.04	$9.90	$8.98	$15.92

Total return(2)	(7.43)%	13.14%	10.25%	(29.09)%	60.23%
Net assets, end of year (in 000s)	$112	$166	$165	$151	$189

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.94%	1.94%	1.93%	1.90%	2.00%
Ratio of net investment income (loss) to average net assets(3,4)	0.31%	0.53%	0.23%	(0.67)%	(1.48)%
Portfolio turnover rate	1119%	1289%	1592%	1058%	568%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.49	$9.17	$9.49	$10.92	$8.62
Activity from investment operations:
Net investment income (loss)(1)	0.23	0.11	0.22	0.18	(0.04)
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.09)	0.53 (5)	(0.39)	(0.34)	2.34
Total from investment operations	0.14	0.64	(0.17)	(0.16)	2.30
Distributions to Shareholders:
Net investment income	(0.15)	(0.32)	(0.15)	(0.16)	-
Net realized gains	-	-	-	(1.11)	-
Total distributions	(0.15)	(0.32)	(0.15)	(1.27)	-
Net asset value, end of year	$9.48	$9.49	$9.17	$9.49	$10.92

Total return(2)	1.48%	7.17%	(1.71)%	(1.99)%	26.68%
Net assets, end of year (in 000s)	$5,076	$26,773	$6,546	$10,458	$8,627

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3)	1.42%	1.50%	1.57%	1.33%	1.56%
Ratio of net expenses to average net assets(3)	1.38%	1.43%	1.49%	1.33%	1.56%
Ratio of net investment income (loss) to average net assets(3,4)	2.43%	1.13%	2.39%	1.77%	(0.43)%
Portfolio turnover rate	659%	571%	971%	1321%	1031%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.37	$9.03	$9.32	$10.72	$8.51
Activity from investment operations:
Net investment income (loss)(1)	0.16	0.15	0.15	0.16	(0.05)
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.09)	0.42 (5)	(0.36)	(0.37)	2.26
Total from investment operations	0.07	0.57	(0.21)	(0.21)	2.21
Distributions to Shareholders:
Net investment income	(0.08)	(0.23)	(0.08)	(0.08)	-
Net realized gains	-	-	-	(1.11)	-
Total distributions	(0.08)	(0.23)	(0.08)	(1.19)	-
Net asset value, end of year	$9.36	$9.37	$9.03	$9.32	$10.72

Total return(2)	0.77%	6.54%	(2.24)%	(2.45)%	25.97%
Net assets, end of year (in 000s)	$35	$66	$71	$70	$82

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3)	2.07%	2.16%	2.19%	1.94%	2.24%
Ratio of net expenses to average net assets(3)	2.02%	2.10%	2.11%	1.94%	2.24%
Ratio of net investment income (loss) to average net assets(3,4)	1.78%	1.66%	1.68%	1.58%	(0.49)%
Portfolio turnover rate	659%	571%	971%	1321%	1031%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$18.29	$13.23	$11.52	$17.12		$13.64
Activity from investment operations:
Net investment income (loss)(1)	0.37	0.33	0.08	(0.19)		(0.19)
Net realized and unrealized gain (loss) on investments and futures	(2.36)	4.88	1.63	(1.74)		6.95
Total from investment operations	(1.99)	5.21	1.71	(1.93)		6.76
Distributions to Shareholders:
Net investment income	(0.23)	(0.15)	-	-		0.00 (2)
Net realized gains	(0.69)	-	-	(3.67)		(3.28)
Total distributions	(0.92)	(0.15)	-	(3.67)		(3.28)
Net asset value, end of year	$15.38	$18.29	$13.23	$11.52		$17.12

Total return(3)	(11.74)%	39.67%	14.84%	(18.23	)%(6)	51.86%
Net assets, end of year (in 000s)	$171,457	$249,510	$210,778	$140,559		$177,970

Ratios/Supplemental Data:
Ratio of expenses to average net assets(4)	1.59%	1.60%	1.58%	1.55%		1.66%
Ratio of net investment income (loss) to average net assets(4,5)	2.19%	2.30%	0.74%	(1.18)%		(1.16)%
Portfolio turnover rate	153%	38%	102%	168%		238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Represents less than $0.01 per share.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year.

	Advisor Class
	Year Ended June 30,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$17.32	$12.53	$10.98		$16.55	$13.34
Activity from investment operations:
Net investment income (loss)(1)	0.15	0.24	0.01		(0.28)	(0.28)
Net realized and unrealized gain (loss) on investments and futures	(2.14)	4.61	1.54		(1.62)	6.77
Total from investment operations	(1.99)	4.85	1.55		(1.90)	6.49
Distributions to Shareholders:
Net investment income	(0.12)	(0.06)	-		-	-
Net realized gains	(0.69)	-	-		(3.67)	(3.28)
Total distributions	(0.81)	(0.06)	-		(3.67)	(3.28)
Net asset value, end of year	$14.52	$17.32	$12.53		$10.98	$16.55

Total return(2)	(12.27)%	38.84%	14.12	%(5)	(18.72)%	50.87%
Net assets, end of year (in 000s)	$19,681	$443	$229		$302	$566

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	2.21%	2.20%	2.18%		2.15%	2.27%
Ratio of net investment income (loss) to average net assets(3,4)	1.11%	1.73%	0.10%		(1.79)%	(1.74)%
Portfolio turnover rate	153%	38%	102%		168%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.18	$11.24	$8.32	$13.42	$10.49
Activity from investment operations:
Net investment income (loss)(1)	0.32	0.37	0.21	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments and futures	1.08	(0.03)	2.72	(1.94)	3.08
Total from investment operations	1.40	0.34	2.93	(2.07)	2.95
Distributions to Shareholders:
Net investment income	(0.30)	(0.40)	(0.01)	-	-
Net realized gains	-	-	-	(3.03)	(0.02)
Total distributions	(0.30)	(0.40)	(0.01)	(3.03)	(0.02)
Net asset value, end of year	$12.28	$11.18	$11.24	$8.32	$13.42

Total return(2)	12.55%	3.45%	35.28%	(21.49)%	28.21%
Net assets, end of year (in 000s)	$47,239	$31,057	$61,401	$18,290	$70,953

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3)	1.63%	1.64%	1.62%	1.55%	1.67%
Ratio of net expenses to average net assets(3)	1.61%	1.61%	1.59%	1.55%	1.67%
Ratio of net investment income (loss) to average net assets(3,4)	2.69%	3.33%	2.17%	(1.17)%	(1.12)%
Portfolio turnover rate	889%	135%	314%	495%	226%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.48	$7.91	$9.13	$9.99	$10.95
Activity from investment operations:
Net investment income (loss)(1)	0.21	0.12	0.06	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.58)	(0.54)	(1.28)	(0.74)	(0.59)
Total from investment operations	(0.37)	(0.42)	(1.22)	(0.86)	(0.73)
Distributions to Shareholders:
Net investment income	(0.26)	(0.01)	-	-	-
Net realized gains	-	-	-	-	(0.23)
Return of capital	-	-	-	-	(0.00	)(5)
Total distributions	(0.26)	(0.01)	-	-	(0.23)
Net asset value, end of year	$6.85	$7.48	$7.91	$9.13	$9.99

Total return(2)	(5.06)%	(5.36)%	(13.36)%	(8.61)%	(6.83)%
Net assets, end of year (in 000s)	$9,870	$52,344	$113,315	$152,863	$172,596

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.64%	1.61%	1.58%	1.56%	1.66%
Ratio of net investment income (loss) to average net assets(3,4)	2.87%	1.63%	0.72%	(1.20)%	(1.31)%
Portfolio turnover rate	91%	14%	85%	121%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.35	$7.45	$7.97	$9.87	$8.90
Activity from investment operations:
Net investment income (loss)(1)	0.16	0.21	0.12	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.08)	0.12	(0.63)	(0.50)	1.32
Total from investment operations	0.08	0.33	(0.51)	(0.62)	1.19
Distributions to Shareholders:
Net investment income	(0.63)	(1.43)	(0.01)	-	(0.22)
Net realized gains	-	-	-	(1.28)	-
Total distributions	(0.63)	(1.43)	(0.01)	(1.28)	(0.22)
Net asset value, end of year	$5.80	$6.35	$7.45	$7.97	$9.87

Total return(2)	0.47%	6.18%	(6.46)%	(8.32)%	13.50%
Net assets, end of year (in 000s)	$12,548	$22,963	$49,294	$141,943	$58,744

Ratios/Supplemental Data:
Ratio of expenses to average net assets(3)	1.67%	1.65%	1.59%	1.56%	1.66%
Ratio of net investment income (loss) to average net assets(3,4)	2.46%	3.04%	1.56%	(1.26)%	(1.37)%
Portfolio turnover rate	1708%	329%	635%	514%	594%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS

Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$15.45	$13.10	$12.92	$12.81		$9.37
Activity from investment operations:
Net investment income (loss)(1)	0.12	0.04	0.05	0.04		(0.10)
Net realized and unrealized gain (loss) on investments	(0.37)	2.34	0.13 (6)	0.84		3.73
Total from investment operations	(0.25)	2.38	0.18	0.88		3.63
Distributions to Shareholders:
Net investment income	(0.13)	(0.03)	-	-		-
Net realized gains	(0.53)	-	-	(0.77)		(0.19)
Total distributions	(0.66)	(0.03)	-	(0.77)		(0.19)
Net asset value, end of year	$14.54	$15.45	$13.10	$12.92		$12.81

Total return(2)	(1.79)%	18.19%	1.39%	6.35	%(3)	38.99%
Net assets, end of year (in 000s)	$117,250	$179,720	$100,992	$43,520		$51,981

Ratios/Supplemental Data:
Ratio of expenses to average net assets(4)	1.59%	1.71%	1.77%	1.68%		1.78%
Ratio of net investment income (loss) to average net assets(4,5)	0.79%	0.25%	0.39%	0.31%		(0.86)%
Portfolio turnover rate	711%	860%	1063%	1382%		1001%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown assumes the reinvestment of all distributions.
(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	Period Ended June 30, 2025 (1)
Net asset value, beginning of period	$15.47
Activity from investment operations:
Net investment income (loss)(2)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.94)
Total from investment operations	(0.96)
Net asset value, end of period	$14.51

Total return(3)	(6.21	)%(6)
Net assets, end of period (in 000s)	$879

Ratios/Supplemental Data:
Ratio of expenses to average net assets(4)	2.22	%(7)
Ratio of net investment income (loss) to average net assets(4,5)	(0.29	)%(7)
Portfolio turnover rate	711	%(6)

(1)	The Advisor Class commenced operations on January 31, 2025.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
					Period Ended
	Year Ended June 30,				June 30,
	2025	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$6.96	$6.69	$5.85	$10.56	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.02	0.05	0.03	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments and swaps	(0.27)	0.61	0.82	(4.41)	0.58
Total from investment operations	(0.25)	0.66	0.85	(4.46)	0.56
Distributions to Shareholders:
Net investment income	-	(0.39)	(0.01)	-	-
Net realized gains	-	-	-	(0.25)	-
Total distributions	-	(0.39)	(0.01)	(0.25)	-
Net asset value, end of year or period	$6.71	$6.96	$6.69	$5.85	$10.56

Total return(3)	(3.59)%	10.58%	14.58%	(42.89)%	5.60	%(6)
Net assets, end of year or period (in 000s)	$51,588	$64,875	$69,952	$75,230	$54,251

Ratios/Supplemental Data:
Ratio of expenses to average net assets(4)	1.61%	1.61%	1.58%	1.56%	1.62	%(7)
Ratio of net investment income (loss) to average net assets(4,5)	0.33%	0.70%	0.54%	(0.70)%	(0.66	)%(7)
Portfolio turnover rate	729%	1130%	1223%	1392%	205	%(6)

(1)	The Fund commenced operations on March 4, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
					Period Ended
	Year Ended June 30,				June 30,
	2025	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$8.87	$7.75	$8.58	$10.24	$10.00
Activity from investment operations:
Net investment income(2)	0.02	0.07	0.04	0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments and swaps	0.42	1.10	(0.67)	(1.62)	0.24
Total from investment operations	0.44	1.17	(0.63)	(1.61)	0.24
Distributions to Shareholders:
Net investment income	-	(0.05)	-	(0.05)	-
Net realized gains	-	-	(0.20)	-	-
Total distributions	-	(0.05)	(0.20)	(0.05)	-
Net asset value, end of year or period	$9.31	$8.87	$7.75	$8.58	$10.24

Total return(3)	4.96%	15.19%	(7.28)%	(15.80)%	2.40	%(7)
Net assets, end of year or period (in 000s)	$26,012	$37,617	$30,446	$27,418	$21,578

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(4)	1.66%	1.64%	1.65%	1.59%	1.58	%(8)
Ratio of net expenses to average net assets(4)	1.63%	1.61%	1.62%	1.59%	1.58	%(8)
Ratio of net investment income to average net assets(4,5)	0.20%	0.81%	0.51%	0.11%	0.11	%(8)
Portfolio turnover rate	208%	173%	469%	288%	0	%(7)

(1)	The Fund commenced operations on April 14, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents less than $0.01 per share.
(7)	Not Annualized.
(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
					Period Ended
	Year Ended June 30,				June 30,
	2025	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$6.95	$8.08	$9.46	$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.19	0.25	0.13	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments and futures	0.11	(0.98)	(1.51)	(0.37)	0.12
Total from investment operations	0.30	(0.73)	(1.38)	(0.49)	0.09
Distributions to Shareholders:
Net investment income	(0.27)	(0.40)	-	-	-
Net realized gains	-	-	-	(0.14)	-
Total distributions	(0.27)	(0.40)	-	(0.14)	-
Net asset value, end of year or period	$6.98	$6.95	$8.08	$9.46	$10.09

Total return(3)	4.46%	(9.02)%	(14.59)%	(5.05)%	0.90	%(6)
Net assets, end of year or period (in 000s)	$42,119	$27,681	$43,195	$66,188	$6,947

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(4)	1.64%	1.65%	1.61%	1.56%	1.63	%(7)
Ratio of net expenses to average net assets(4)	1.61%	1.62%	1.59%	1.56%	1.63	%(7)
Ratio of net investment income (loss) to average net assets(4,5)	2.80%	3.36%	1.49%	(1.15)%	(1.28	)%(7)
Portfolio turnover rate	415%	86%	593%	766%	98	%(6)

(1)	The Fund commenced operations on April 15, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Year Ended June 30, 2025	Period Ended June 30, 2024 (1)
Net asset value, beginning of year or period	$10.78	$10.00
Activity from investment operations:
Net investment income(2)	0.21	0.12
Net realized and unrealized gain on investments	1.18	0.66
Total from investment operations	1.39	0.78
Distributions to Shareholders:
Net investment income	(0.83)	-
Net realized gains	(1.14)	-
Total distributions	(1.97)	-
Net asset value, end of year or period	$10.20	$10.78

Total return(3)	14.62%	7.80	%(6)
Net assets, end of year or period (in 000s)	$79,273	$7,293

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(4)	1.64%	1.84	%(7)
Ratio of net expenses to average net assets(4)	1.61%	1.73	%(7)
Ratio of net investment income to average net assets(4,5)	2.02%	2.01	%(7)
Portfolio turnover rate	982%	524	%(6)

(1)	The Fund commenced operations on November 29, 2023.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended June 30, 2025 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.06
Net realized and unrealized loss on investments	(1.14)
Total from investment operations	(1.08)
Distributions to Shareholders:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$8.90

Total return(3)	(10.82	)%(6)
Net assets, end of period (in 000s)	$28,647

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(4)	1.62	%(7)
Ratio of net expenses to average net assets(4)	1.60	%(7)
Ratio of net investment income to average net assets(4,5)	0.82	%(7)
Portfolio turnover rate	161	%(6)

(1)	The Fund commenced operations on October 16, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	Period Ended June 30, 2025 (1)
Net asset value, beginning of period	$10.19
Activity from investment operations:
Net investment income(2)	0.01
Net realized and unrealized loss on investments	(1.31)
Total from investment operations	(1.30)
Net asset value, end of period	$8.89

Total return(3)	(12.76	)%(6)
Net assets, end of period (in 000s)	$10,379

Ratios/Supplemental Data:
Ratio of expenses to average net assets(4)	2.27	%(7)
Ratio of net expenses to average net assets(4)	2.24	%(7)
Ratio of net investment income to average net assets(4,5)	0.33	%(7)
Portfolio turnover rate	161	%(6)

(1)	The Fund commenced operations on October 16, 2024; the Advisor Class commenced operations on January 31, 2025.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown assumes the reinvestment of all distributions.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Not Annualized.
(7)	Annualized.

See accompanying notes to consolidated financial statements.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Common Ground Fund and Quantified Eckhardt Managed Futures Strategy Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund currently offer Investor Class shares, which are offered at NAV. The Funds, with the exception of Quantified Common Ground Fund and Quantified Global Fund, are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	January 31, 2025	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return
Quantified Eckhardt Managed Futures Strategy Fund	October 16, 2024	January 31, 2025	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC and private investment funds are not traded on an exchange and are valued at the investment company’s NAV per unit without further adjustment, as a practical expedient of fair value and are not required to be categorized in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks *	$11,083,276	$-	$-	$11,083,276
Exchange-Traded Funds	66,811,764	-	-	66,811,764
Short-Term Investments	29,738,661	-	-	29,738,661
Collateral For Securities Loaned	-	-	-	20,375,870 **
Total Investments	$107,633,701	$-	$-	$128,009,571
Total Assets	$107,633,701	$-	$-	$128,009,571
Liabilities
Derivatives
Futures Contracts ^	$(263,743)	$-	$-	$(263,743)
Total Liabilities	$(263,743)	-	-	$(263,743)

Quantified Market Leaders Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Funds	$98,468,433	$-	$-	$98,468,433
Short-Term Investments	21,369,406	-	-	21,369,406
Collateral For Securities Loaned	-	-	-	40,195,714	**
Total Investments	$119,837,839	$-	$-	$160,033,553
Derivatives
Total Return Swaps ^^	$-	$4,951,193	$-	$4,951,193
Total Assets	$119,837,839	$4,951,193	$-	$164,984,746

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified Alternative Investment Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Funds	$4,207,226	$-	$-	$4,207,226
Private Investment Fund	-	-	-	339,745	**
Short-Term Investments	461,602	-	-	461,602
Collateral For Securities Loaned	-	-	-	990,291	**
Total Investments	$4,668,828	$-	$-	$5,998,864
Derivatives
Futures Contracts ^	$20,455	$-	$-	$20,455
Total Assets	$4,689,283	$-	$-	$6,019,319
Liabilities
Derivatives
Futures Contracts ^	$(1,625)	$-	$-	$(1,625)
Total Liabilities	$(1,625)	$-	$-	$(1,625)

Quantified STF Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Fund	$330,984	$-	$-	$330,984
Private Investment Fund	-	-	-	20,346,296	**
Certificate of Deposit *	-	3,982,897	-	3,982,897
Short-Term Investments	134,787,901	-	-	134,787,901
Collateral For Securities Loaned	-			82,769	**
Total Investments	$135,118,885	$3,982,897	$-	$159,530,847
Derivatives
Futures Contracts ^	$11,831,293	$-	$-	$11,831,293
Total Assets	$146,950,178	$3,982,897	$-	$171,362,140

Quantified Pattern Recognition Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Private Investment Fund	$-	$-	$-	$3,006,598	**
Short-Term Investments	43,165,040	-	-	43,165,040
Total Investments	$43,165,040	$-	$-	$46,171,638
Total Assets	$43,165,040	$-	$-	$46,171,638

Quantified Tactical Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Investments	$8,558,794	$-	$-	$8,558,794
Total Investments	$8,558,794	$-	$-	$8,558,794
Derivatives
Total Return Swaps ^^	$-	$231,488	$-	$231,488
Total Assets	$8,558,794	$231,488	$-	$8,790,282

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified Evolution Plus Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Fund	$86,193	$-	$-	$86,193
Short-Term Investments	12,047,892	-	-	12,047,892
Collateral For Securities Loaned	-	-	-	43,388 **
Total Investments	$12,134,085	$-	$-	$12,177,473
Derivatives
Futures Contracts ^	$224,796	$-	$-	$224,796
Total Assets	$12,358,881	$-	$-	$12,402,269
Liabilities
Derivatives
Total Return Swaps ^^	$-	$(105,453)	$-	$(105,453)
Total Liabilities	$-	$(105,453)	$-	$(105,453)

Quantified Common Ground Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks *	$84,596,300	$-	$-	$84,596,300
Exchange-Traded Fund	30,514,620	-	-	30,514,620
Short-Term Investments	3,027,885	-	-	3,027,885
Collateral For Securities Loaned	-	-	-	6,380,608	**
Total Investments	$118,138,805	$-	$-	$124,519,413
Total Assets	$118,138,805	$-	$-	$124,519,413

Quantified Tactical Sectors Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Funds	$40,248,196	$-	$-	$40,248,196
Short-Term Investments	8,583,885	-	-	8,583,885
Collateral For Securities Loaned	-	-	-	19,534,237	**
Total Investments	$48,832,081	$-	$-	$68,366,318
Derivatives
Total Return Swaps ^^	$-	$2,754,701	$-	$2,754,701
Total Assets	$48,832,081	$2,754,701	$-	$71,121,019

Quantified Rising Dividend Tactical Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Funds	$21,706,535	$-	$-	$21,706,535
Short-Term Investments	3,697,238	-	-	3,697,238
Total Investments	$25,403,773	$-	$-	$25,403,773
Derivatives
Total Return Swaps ^^	$-	$597,486	$-	$597,486
Total Assets	$25,403,773	$597,486	$-	$26,001,259
Liabilities
Derivatives
Total Return Swaps ^^	$-	$(822)	$-	$(822)
Total Liabilities	$-	$(822)	$-	$(822)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified Government Income Tactical Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Exchange-Traded Fund	17,650	$-	$-	$17,650
Short-Term Investments	40,508,362	-	-	40,508,362
Total Investments	$40,526,012	$-	$-	$40,526,012
Total Assets	$40,526,012	$-	$-	$40,526,012
Liabilities
Derivatives
Futures Contracts ^	$(12,184)	$-	$-	$(12,184)
Total Liabilities	$(12,184)	$-	$-	$(12,184)

Quantified Global Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks *	$67,574,107	-	$-	$67,574,107
Short-Term Investments	11,699,226	-	-	11,699,226
Total Investments	$79,273,333	$-	$-	$79,273,333

Quantified Eckhardt Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Private Investment Funds	$-	-	$-	$18,683,468	**
Short-Term Investments	20,345,702	-	-	20,345,702
Total Investments	$20,345,702	$-	$-	$39,029,170

*	Refer to each of the Schedule of Investments for industry classifications.
**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.
^	Includes cumulative unrealized gain (loss) on futures contracts open at June 30, 2025.
^^	The amounts shown for swaps are unrealized appreciation/depreciation.

The Funds did not hold any Level 3 securities during the year ended June 30, 2025.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund and Quantified Eckhardt Managed Futures Strategy Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”) and QEMFSF Fund Limited (“QEMFSF Ltd.), respectively, wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. These Funds may invest up to 25% of its total assets in QEPF Ltd. and QEMFSF Ltd., which act as investment vehicles in order to affect certain investments consistent with the Funds’ investment objectives and policies. The subsidiaries commenced operations on December 30, 2019 and October 16, 2024, respectively, and are exempted Cayman Islands company with limited liability.

A summary of the Funds’ investment in QEPF Ltd. And QEMFSF Ltd. are as follows:

	Inception Date	Net Assets at June 30, 2025	% of Net Assets at June 30, 2025
QEPF Ltd.	12/30/19	$1,314,770	10.5%
QEMFSF Ltd.	10/16/24	$6,654,223	17.1%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Each Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of June 30, 2025.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2025, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2022 – June 30, 2024) or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. and QEMFSF Ltd. are each an exempted Cayman Islands investment company. QEPF and QEMFSF have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF and QEMFSF are each is a controlled foreign corporation (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s and Quantified Eckhardt Managed Futures Strategy Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year ended June 30, 2025 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$1,008,762,251	$1,030,652,528
Quantified Market Leaders Fund	1,316,859,456	1,368,042,696
Quantified Alternative Investment Fund	108,331,950	125,168,395
Quantified STF Fund	50,916,850	36,325,045
Quantified Pattern Recognition Fund	15,513,778	13,755,181
Quantified Tactical Fixed Income Fund	3,564,450	15,624,430
Quantified Evolution Plus Fund	26,136,841	27,668,184
Quantified Common Ground Fund	1,020,028,819	1,053,159,975
Quantified Tactical Sectors Fund	380,390,406	392,193,458
Quantified Rising Dividend Tactical Fund	57,254,313	69,854,523
Quantified Government Income Tactical Fund	5,024,579	6,112,202
Quantified Global Fund	307,991,668	249,339,315
Quantified Eckhardt Managed Futures Strategy Fund	51,138,632	26,971,225

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Market Leaders Fund	Swaps - Equity Contracts	$4,951,193
Quantified Alternative Investment Fund	Futures - Equity Contracts	20,455
Quantified STF Fund	Futures - Equity Contracts	11,831,293
Quantified Tactical Fixed Income Fund	Swaps - Credit Contracts	231,488
Quantified Evolution Plus Fund	Futures - Interest Rate Contracts	224,796
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	2,754,701
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	597,486

	Liability derivatives
Quantified Managed Income Fund	Futures - Interest Rate Contracts	$(56,056)
	Futures - Equity Contracts	(207,687)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(1,625)
Quantified Evolution Plus Fund	Swaps - Commodity Contracts	(91,825)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(822)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(12,184)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Transactions in derivative instruments during the six months ended June 30, 2025, were as follows:
	Statements of Operations location	Equity/Interest Rate/Credit/Commodity Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$2,723,684
Equity Risk	Futures	(1,357,789)
		1,365,895
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$88,475
Equity Risk	Futures	(207,687)
		(119,212)
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(10,049,731)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$883,113

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	57,022
Equity Risk	Futures	$(175,800)
		(118,778)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$18,386
Interest Rate Risk	Futures	24,499
		42,885
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(31,740,554)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$10,383,031

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$3,022,746
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$96,709

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(939,137)
Credit Risk	Swaps	(636,465)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$112,931
Credit Risk	Swaps	255,294

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$5,141,200
Equity Risk	Futures	(2,060,628)
Interest Rate Risk	Futures	(223,407)
		2,857,165

Commodity Risk	Swaps	(839,046)
Equity Risk	Swaps	(4,186,649)
		(5,025,695)
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$317,880
Equity Risk	Futures	(30,413)
Interest Rate Risk	Futures	224,795
		512,262

Commodity Risk	Swaps	(91,825)
Equity Risk	Swaps	14,130
		(77,695)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

	Statements of Operations location	Equity/Interest Rate/Credit/Commodity Contracts
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(4,766,215)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$506,334

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$1,015,375
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(889,101)

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$345,253
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$47,937

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.
(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of June 30, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Barclays or CIBC as the counterparty. If Barclays or CIBC becomes insolvent, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of June 30, 2025.

Quantified Managed Income Fund:

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(263,743)	$-	$(263,743)	$-	$263,743	$-
Total	$(263,743)	$-	$(263,743)	$-	$263,743	$-

Quantified Market Leaders Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Swaps	$4,951,193	$-	$4,951,193	$-	$-	$4,951,193
Total	$4,951,193	$-	$4,951,193	$-	$-	$4,951,193

Quantified Alternative Investment Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Futures	$20,455	$-	$20,455	$(1,625)	$-	$18,830
Total	$20,455	$-	$20,455	$(1,625)	$-	$18,830

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Libilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(1,625)	$-	$(1,625)	$1,625	$-	$-
	$(1,625)	$-	$(1,625)	$1,625	$-	$-

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified STF Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Futures	$11,831,293	$-	$11,831,293	$-	$-	$11,831,293
Total	$11,831,293	$-	$11,831,293	$-	$-	$11,831,293

Quantified Tactical Fixed Income Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Swaps	$231,488	$-	$231,488	$-	$-	$231,488
Total	$231,488	$-	$231,488	$-	$-	$231,488

Quantified Evolution Plus Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Futures	$224,796	$-	$224,796	$-	$-	$224,796
Total	$224,796	$-	$224,796	$-	$-	$224,796

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Description	Gross Amounts of Recognied Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(91,825)	-	$(91,825)	$-	$-	$(91,825)
Total	$(91,825)	$-	$(91,825)	$-	$-	$(91,825)

Quantified Tactical Sectors Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Swaps	$2,754,701	$-	$2,754,701	$-	$-	$2,754,701
Total	$2,754,701	$-	$2,754,701	$-	$-	$2,754,701

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified Rising Dividend Tactical Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized Appreciation on Swaps	$597,486	$-	$597,486	$(822)	$-	$596,664
Total	$597,486	$-	$597,486	$(822)	$-	$596,664

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(822)	$-	$(822)	$822	$-	$-
Total	$(822)	$-	$(822)	$822	$-	$-

Quantified Government Income Tactical Fund:

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(12,184)	$-	$(12,184)	$-	$12,184	$-
Total	$(12,184)	$-	$(12,184)	$-	$12,184	$-

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. There is no separate advisory fees payable to the CFCs. For the year or period ended June 30, 2025, each Fund accrued the following advisory fees:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Quantified Managed Income Fund	$1,148,571
Quantified Market Leaders Fund	1,036,759
Quantified Alternative Investment Fund	149,760
Quantified STF Fund	1,854,303
Quantified Pattern Recognition Fund	369,115
Quantified Tactical Fixed Income Fund	330,527
Quantified Evolution Plus Fund	286,793
Quantified Common Ground Fund	1,507,784
Quantified Tactical Sectors Fund	643,511
Quantified Rising Dividend Tactical Fund	308,717
Quantified Government Income Tactical Fund	345,404
Quantified Global Fund	271,360
Quantified Eckhardt Managed Futures Strategy Fund	295,200

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the year or period ended June 30, 2025:

Fund	Fees	Waived
Quantified Managed Income Fund	$9,000	$-
Quantified Market Leaders Fund	9,000	-
Quantified Alternative Investment Fund	9,000	(9,000)
Quantified STF Fund	9,000	-
Quantified Pattern Recognition Fund	9,000	(9,000)
Quantified Tactical Fixed Income Fund	9,000	-
Quantified Evolution Plus Fund	9,000	-
Quantified Common Ground Fund	9,000	-
Quantified Tactical Sectors Fund	9,000	-
Quantified Rising Dividend Tactical Fund	9,000	(9,000)
Quantified Government Income Tactical Fund	9,000	(9,000)
Quantified Global Fund	9,000	(9,000)
Quantified Eckhardt Managed Futures Strategy Fund	6,288	(6,288)

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year or period ended June 30, 2025, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$380,504	$9,411	$389,915
Quantified Market Leaders Fund	345,228	1,432	346,660
Quantified Alternative Investment Fund	49,778	567	50,345
Quantified STF Fund	453,514	40,246	493,760
Quantified Pattern Recognition Fund	92,279	-	92,279
Quantified Tactical Fixed Income Fund	82,632	-	82,632
Quantified Evolution Plus Fund	71,698	-	71,698
Quantified Common Ground Fund	376,607	1,355	377,962
Quantified Tactical Sectors Fund	160,878	-	160,878
Quantified Rising Dividend Tactical Fund	77,179	-	77,179
Quantified Government Income Tactical Fund	86,351	-	86,351
Quantified Global Fund	67,840	-	67,840
Quantified Eckhardt Managed Futures Strategy Fund	68,453	21,387	89,840

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the year or period ended June 30, 2025, pursuant to the Shareholder Services Agreement, each Fund accrued:

Investor Class
Quantified Managed Income Fund	$228,303
Quantified Market Leaders Fund	207,137
Quantified Alternative Investment Fund	29,867
Quantified STF Fund	272,100
Quantified Pattern Recognition Fund	55,367
Quantified Tactical Fixed Income Fund	49,579
Quantified Evolution Plus Fund	43,019
Quantified Common Ground Fund	225,964
Quantified Tactical Sectors Fund	96,527
Quantified Rising Dividend Tactical Fund	46,308
Quantified Government Income Tactical Fund	51,811
Quantified Global Fund	40,704
Quantified Eckhardt Managed Futures Strategy Fund	41,072

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

During the year ended June 30, 2025, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund received $268,294, $138,335, $27,504, $462, $331, $579, $1,402, $314,639, $33,317, $7,687, $836 and $210,606 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Quantified Managed Income Fund	$127,824,847	$1,203,934	$(1,019,210)	$184,724
Quantified Market Leaders Fund	158,188,606	8,322,011	(1,525,871)	6,796,140
Quantified Alternative Investment Fund	5,964,363	72,018	(37,517)	34,501
Quantified STF Fund	160,809,884	3,376	(1,282,413)	(1,279,037)
Quantified Pattern Recognition Fund	46,187,136	6,614	(22,112)	(15,498)
Quantified Tactical Fixed Income Fund	8,558,426	261,196	(29,340)	231,856
Quantified Evolution Plus Fund	12,181,613	713,328	(809,293)	(95,965)
Quantified Common Ground Fund	124,972,247	2,271,425	(2,724,259)	(452,834)
Quantified Tactical Sectors Fund	65,034,640	6,193,325	(106,946)	6,086,379
Quantified Rising Dividend Tactical Fund	25,880,495	1,586,595	(1,466,653)	119,942
Quantified Government Income Tactical Fund	40,561,361	171	(35,520)	(35,349)
Quantified Global Fund	76,942,093	3,027,988	(696,748)	2,331,240
Quantified Eckhardt Managed Futures Strategy Fund	43,975,824	860,696	(5,807,350)	(4,946,654)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025, and June 30, 2024, was as follows:

Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax Exempt Income	Total
Quantified Managed Income Fund	$4,949,591	$-	$-	$-	$4,949,591
Quantified Alternative Investment Fund	463,917	-	-	-	463,917
Quantified STF Fund	10,088,771	-	-	-	10,088,771
Quantified Pattern Recognition Fund	1,136,484	-	-	-	1,136,484
Quantified Tactical Fixed Income Fund	1,178,463	-	-	-	1,178,463
Quantified Evolution Plus Fund	1,074,046	-	-	-	1,074,046
Quantified Common Ground Fund	6,349,357	-	-	-	6,349,357
Quantified Government Income Tactical Fund	924,528	-	-	-	924,528
Quantified Global Fund	549,614	-	-	-	549,614
Quantified Eckhardt Managed Futures Strategy Fund	92,869	-	-	-	92,869

	For the period ended June 30, 2024:

Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax Exempt Income	Total
Quantified Managed Income Fund	$5,579,669	$-	$-	$-	$5,579,669
Quantified Market Leaders Fund	4,604,181	-	-	-	4,604,181
Quantified Alternative Investment Fund	149,386	-	-	-	149,386
Quantified STF Fund	1,890,831	-	-	-	1,890,831
Quantified Pattern Recognition Fund	1,090,186	-	-	-	1,090,186
Quantified Tactical Fixed Income Fund	46,531	-	-	-	46,531
Quantified Evolution Plus Fund	2,819,019	-	-	-	2,819,019
Quantified Common Ground Fund	306,845	-	-	-	306,845
Quantified Tactical Sectors Fund	4,254,456	-	-	-	4,254,456
Quantified Rising Dividend Tactical Fund	284,803	-	-	-	284,803
Quantified Government Income Tactical Fund	813,095	-	-	-	813,095

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Quantified Managed Income Fund	$2,512,261	$-	$-	$(23,272,548)	$-	$184,724	$(20,575,563)
Quantified Market Leaders Fund	1,396,524	-	(5,103,292)	(61,518,610)	-	6,796,140	(58,429,238)
Quantified Alternative Investment Fund	77,110	-	-	(4,462,939)	-	34,501	(4,351,328)
Quantified STF Fund	3,843,414	-	(9,910,280)	(12,311,446)	-	(1,279,037)	(19,657,349)
Quantified Pattern Recognition Fund	365,237	-	-	(9,589,006)	-	(15,498)	(9,239,267)
Quantified Tactical Fixed Income Fund	947,611	-	-	(52,067,585)	-	231,856	(50,888,118)
Quantified Evolution Plus Fund	5,862,305	-	-	(18,795,460)	-	(95,965)	(13,029,120)
Quantified Common Ground Fund	147,823	-	(8,935,061)	-	-	(452,834)	(9,240,072)
Quantified Tactical Sectors Fund	212,966	-	-	(46,177,625)	-	6,086,379	(39,878,280)
Quantified Rising Dividend Tactical Fund	61,288	-	-	(2,252,400)	-	119,942	(2,071,170)
Quantified Government Income Tactical Fund	457,610	-	-	(14,939,791)	-	(35,349)	(14,517,530)
Quantified Global Fund	799,553	-	(708,907)	-	-	2,331,240	2,421,886
Quantified Eckhardt Managed Futures Strategy Fund	588,962	702,166	-	-	-	(4,946,654)	(3,655,526)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 contracts, swap contracts, passive foreign investment companies, corporation return of capital distributions and tax differences related to partnership investments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Quantified Market Leaders Fund	$5,103,292
Quantified STF Fund	9,910,280
Quantified Common Ground Fund	8,935,061
Quantified Global Fund	708,907

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$12,866,876	$10,405,672	$23,272,548	$1,979,840
Quantified Market Leaders Fund	59,992,877	1,525,733	61,518,610	-
Quantified Alternative Investment Fund	4,173,498	289,441	4,462,939	-
Quantified STF Fund	4,880,605	7,430,841	12,311,446	-
Quantified Pattern Recognition Fund	3,760,674	5,828,332	9,589,006	3,134,956
Quantified Tactical Fixed Income Fund	23,465,232	28,602,353	52,067,585	-
Quantified Evolution Plus Fund	12,205,734	6,589,726	18,795,460	-
Quantified Common Ground Fund	-	-	-	675,670
Quantified Tactical Sectors Fund	46,177,625	-	46,177,625	-
Quantified Rising Dividend Tactical Fund	-	2,252,400	2,252,400	5,753,583
Quantified Government Income Tactical Fund	6,086,119	8,853,672	14,939,791	393,538

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and tax adjustments related to certain funds wholly owned subsidiaries’, resulted in reclassification for the period ended June 30, 2025, as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Quantified Market Leaders Fund	$(1,421,582)	$1,421,582
Quantified Evolution Plus Fund	(290,793)	290,793
Quantified Tactical Sectors Fund	(354,873)	354,873
Quantified Rising Dividend Tactical Fund	(152,854)	152,854
Quantified Eckhardt Managed Futures Strategy Fund	(1,688,437)	1,688,437

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Axos Clearing LLC held 77.36% of the Quantified Managed Income Fund, 81.72% of the Quantified Market Leaders Fund, 70.76% of the Quantified Alternative Investment Fund, 63.71% of the Quantified STF Fund, 81.54% of the Quantified Pattern Recognition Fund, 76.91% of the Quantified Tactical Fixed Income Fund, 85.19% of the Quantified Evolution Plus Fund, 70.29% of the Quantified Common Ground Fund, 83.64% of the Quantified Tactical Sectors Fund, 83.88% of the Quantified Rising Dividend Tactical Fund, 81.71% of the Quantified Government Income Tactical Fund, 73.38% of the Quantified Global Fund and 62.68% of the Quantified Eckhardt Managed Future Strategy Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC and Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. Upon request by a Quantified Eckhardt Managed Futures Strategy Fund shareholder, the Fund will provide the financial statements of the Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Fund	Investment	Percentage of Net Assets
Quantified Market Leaders Fund	Mount Vernon Liquid Assets Portfolio, LLC	32.3%
Quantified STF Fund	Fidelity Government Portfolio Class I	35.3%
	First American Government Obligations Fund Class Z	35.2%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Class I	45.7%
	First American Government Obligations Fund Class Z	45.7%
Quantified Tactical Fixed Income Fund	Fidelity Government Portfolio Class I	43.4%
	First American Government Obligations Fund Class Z	43.3%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Class I	43.1%
	First American Government Obligations Fund Class Z	43.1%
Quantified Common Ground Fund	iShares 7-10 Year Treasury Bond ETF	25.8%
Quantified Tactical Sector Fund	Mount Vernon Liquid Assets Portfolio, LLC	37.9%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Class I	48.1%
	First American Government Obligations Fund Class Z	48.1%
Quantified Eckhardt Managed Futures Strategy Fund	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.7%
	Fidelity Government Portfolio Class I	51.2%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30,2025, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Overnight and Continuous Value of Collateral*
Quantified Managed Income Fund	$19,972,212	$20,375,870
Quantified Market Leaders Fund	39,529,885	40,195,714
Quantified Alternative Investment Fund	976,228	990,291
Quantified STF Fund	81,643	82,769
Quantified Evolution Plus Fund	42,618	43,388
Quantified Common Ground Fund	6,286,698	6,380,608
Quantified Tactical Sectors Fund	19,153,356	19,534,237

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is October 30, 2025. During the year ended June 30, 2025, the Quantified Common Ground Fund was the only Fund that accessed the line of credit as follows:

	Average Amount Borrowings Outstanding	Interest Expense	Average Interest Rate	Outstanding Borrowings June 30, 2025
Quantified Common Ground Fund	$6,132,000	$1,448	8.50%	$-

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Funds and

Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Quantified Funds comprising the funds listed below (the “Funds”) as of June 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund*, and Quantified Common Ground Fund

	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, 2022, and 2021
Quantified Tactical Sectors Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, and 2022, and for the period from March 4, 2021 (commencement of operation) through June 30, 2021
Quantified Rising Dividend Tactical Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, and 2022, and for the period from April 14, 2021 (commencement of operations) through June 30, 2021

Quantified Government Income Tactical Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, and 2022, and for the period from April 15, 2021 (commencement of operations) through June 30, 2021
Quantified Global Fund	For the year ended June 30, 2025	For the year ended June 30, 2025 and for the period from November 29, 2023 (commencement of operations) through June 30, 2024	For the year ended June 30, 2025 and for the period from November 29, 2023 (commencement of operations) through June 30, 2024
Quantified Eckhardt Managed Futures Strategy Fund*	For the period from October 16, 2024 (commencement of operations) through June 30, 2025

*	The financial statements referred to throughout are Consolidated Financial Statements

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2025

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.advisorspreferred.com/quantified-funds.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund (all together the “Quantified Funds”).

At an in-person Board meeting held on May 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Funds: Managed Income, Market Leaders, Alternative Investment (and its subsidiary) (“QAIF Fund Limited”), respectively; STF, Tactical Fixed Income, Evolution Plus Plan and its subsidiary, (“QEPF Fund Limited”), Common Ground, Pattern Recognition, Tactical Sectors, Rising Dividend Tactical, Government Income and Global. The Board also considered the renewal of each sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan” or “FPI”)). The Board and Directors of the QAIF Fund Limited, QEPF Fund Limited, each a wholly owned foreign subsidiary of Alternative Investment and Evolution Plus respectively, approved the renewal of the investment advisory agreements between QAIF Fund Limited and QEPF Fund Limited and the Adviser (the “Subsidiary Advisory Agreements”) as well as the subsidiary sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QAIF Fund Limited and QEPF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to a Fund include the subsidiary as the context indicates; collectively (the “Advisory Agreements”). The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Quantified Funds. The Board members relied upon the advice of independent legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan the given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services:

With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for each Quantified Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred, LLC:

The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement and balance sheet at March 31, 2025 and the profit and loss statement for January through March 31, 2025. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to raise assets and fees as discussed earlier. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for The North Country Funds. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy)with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“E&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Flexible Plan:

The Board reviewed the balance sheet as of December 31, 2024 and profit & loss statement for calendar year ended December 31, 2024 from Flexible Plan and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of FPI. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Gold Funds and Quantified Funds. The Board saw that Mr. Wagner remains dedicated to growing the Funds as investment vehicles under the various strategies for his clients, and determined Flexible Plan is financially equipped to continue to serve the Flex Funds as Sub-Adviser.

The Board confirmed with the CCO that she works closely with the CCO of FPI, and she had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that FPI has D&O/E&O coverage.

The Board determined that Flexible Plan has a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Quantified Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements, and reporting to the Board. The Trustees kept in mind that the Sub-Adviser’s emphasis is how their strategies work and it use of the Funds as rotational vehicles, not necessarily for individual Fund performance. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the respective Quantified Fund’s investment objectives and to be carrying out its functions appropriately.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of each of the Quantified Funds through March 31, 2025 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. Counsel noted there were additions/changes to Morningstar categories presented for certain Quantified Funds for a more comprehensive comparison. The Board recalled the earlier detailed presentations by the portfolio manager of Flexible Plan with respect to strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund: With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund lagged the Morningstar category for the one-, three-, five- and since-inception periods ended March 31, 2025. With respect to the Bloomberg Aggregate Bond Index, its benchmark, the Fund underperformed for the one- three- and since-inception periods ended March 31, 2025 while outperforming for the five-year period. The Board reviewed the Fund’s positive return for all periods and reflected on the Fund’s total return seeking strategy and observed the performance of each of the dividend paying stock, high-yield bond trading sleeve and rotational ETF sleeve and its effect on the Fund’s performance whether good or bad with resulting swings in performance. The Board recalled the Sub-Adviser’s earlier discussion on the strategy, and how Flexible Plan uses the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Managed Income performance, while below expectations, was acceptable in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Alternative Investment Fund (and subsidiary): For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) underperformed the S&P 500 for the one-, three-, five-, and since-inception periods ended March 31, 2025. The Board discussed how the Fund’s strategy can lead to investment in ultra-long futures, thus making it difficult to benchmark. The Trustees further noted the Fund lagged the Morningstar Macro Trading category for the one- three- and five-year periods. The Board acknowledged that the S&P 500 does not directly correspond to the Fund’s investment strategy and noted that the Macro Trading category follows the alternative investment strategy of the Fund more closely and the Funds underperformance is more comparable. The Board concluded the Fund’s performance, while below expectations, was acceptable.

Quantified Market Leaders Fund: The Board noted that Market Leaders (as measured by Investor Class shares) underperformed the MSCI ACWI Net Index for all periods reviewed. The Fund outperformed the Morningstar Tactical Allocation category for the five-year and ten year periods, while lagging for the one- and three-year period ended March 31, 2025. The Board noted the changes to sector allocation as discussed and acknowledged that the nature of the Fund’s strategy had led to periods of underperformance. The Board noted the Sub-Adviser’s refinements are designed to improve performance and serve to mitigate risk. The Board concluded that because of the Fund’s novel nature and strategy, performance was acceptable.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Quantified STF Fund: The Board acknowledged the Fund (as measured by Investor Class shares) underperformed its benchmark, NASDAQ 100 Total Return Index, and the Morningstar Tactical Allocation category for all periods ended March 31, 2025. The Board noted that the Fund’s strategy includes a risk management element, with market exposure mitigates triggered in part by volatility which can result in a whipsaw effect to the Fund and is the main cause of its underperformance. It was acknowledged by the Board that the signals utilized in the STF strategy are not always correct in identifying and amplifying trending markets when there is such high volatility. The Board discussed how the Morningstar Tactical Sector is not a perfect comparison, yet somewhat informative. The Board concluded performance was acceptable.

Quantified Tactical Fixed Income Fund: Tactical Fixed (as measured by Investor Class shares) lagged both its benchmark, Bloomberg Aggregate Bond Index, and the Morningstar Nontraditional Bond category for all periods ended March 31, 2025. The Board acknowledged the recent change in strategy to focus on high yield bonds differentiating the Fund from the Government Income and deemphasizing U.S. Treasuries in an attempt to find higher returns. The Board determined additional time was needed for the Fund’s new strategy to improve the Fund’s performance. The Board concluded performance was nonetheless acceptable.

Quantified Evolution Plus Fund (and Subsidiary): The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2025, and noted the Fund outperformed both the S&P 500 Index, and the Morningstar Tactical Allocation category. The Fund outperformed the Morningstar Tactical Allocation period for the three-year period as well but lagged for the five-year period. Longer term, the Fund underperformed the S&P 500 Index for the three-, five year and since inception periods. The Trustees discussed the various sources causing the Fund’s underperformance. The Board realized the wide-ranging and novel nature of the Fund’s capital appreciation seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are to be expected. The Board concluded that adjustments to the Fund’s allocation strategy may improve performance but concluded performance is considered acceptable.

Quantified Common Ground Fund: For all periods ended March 31, 2025, Common Ground (as measured by Investor Class shares) underperformed its benchmarks, the S&P 1500 Index, and the Morningstar Tactical Allocation category except with respect to the one-year period when the Fund beat the Morningstar category. The Board noted that for the since inception period the Fund was slightly behind the S&P 1500 Index. The Board took into consideration that the Fund filters portfolio investments using both SRI (Socially Responsible Investing) and BRI (Biblically Responsible Investing) standards which can lead to periods of under or over performance as these sectors can fall in and out of favor. The Board determined to continue monitoring performance and found it is currently acceptable.

Quantified Pattern Recognition Fund: For the one-, three-, five-year, and since-inception periods ended March 31, 2025, the Board noted the Fund (as measured by Investor Class shares) underperformed its benchmark S&P 500 Index, while also lagging the Morningstar Large Blend category for the one-, three- and five-year periods. The Board discussed and took into

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

consideration the Sub-Adviser’s ongoing refinement of the Fund’s strategy including refined trend following, mean reversion, and pattern recognition sub-strategies. The Board agreed to continue to monitor the Fund’s performance, and concluded performance was considered acceptable.

Quantified Tactical Sectors Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three- year and since-inception periods ended March 31, 2025, and found the Fund trailed both the S&P 500 Index and the Morningstar Large Blend category. The Board noted the Fund’s positive performance for the three-year period. The Board noted the Sub-Adviser’s adjustments to the industry sectors strategy and mean reversion strategy in an attempt to improve future performance and agreed to monitor the Fund’s performance, but concluded performance, while below expectations, was acceptable.

Quantified Government Income Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for periods ended March 31, 2025 and found it had underperformed the Bloomberg Aggregate Bond Index and the Morningstar Intermediate Core Bond category for the one-, three-year and since-inception periods. The Board noted that the since-inception Morningstar Intermediate Core Bond category comparison was unavailable. The Board noted the Sub-Adviser’s ongoing plans to adjust to a more tactical strategy sensitive to changes in interest rates to attempt to enhance returns. The Board agreed to continue to monitor the Fund’s performance, and concluded it was acceptable in light of the Sub-Adviser’s plans.

Quantified Rising Dividend Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for one-, three year and since inception periods ended March 31, 2025, and found it lagged both the S&P 500 Index and the Morningstar Large Blend category. The Sub-Adviser had discussed how the Fund avoided the first market downturn in 2024, but stock selection (with a dividend focused strategy) had caused the Fund to underperform. The Sub-Adviser continues investments in dividend paying ETFs with exposure to weighted indexed ETFs and continues to attempt to maintain lower drawdowns. The Board noted the specialized nature of the Fund and that the Fund is not an index fund. The Trustees will continue to monitor the Fund’s performance, but concluded it was nonetheless acceptable.

Quantified Global Fund: The Board found the Fund’s performance for the one-year and since inception periods ended March 31, 2025 exceeded its benchmark, the MSCI ACWI and the Morningstar Global category. The Fund trailed its benchmark since its inception on November 29, 2023 while the Morningstar Global category was unavailable. The Board determined it best to reassess Fund performance at a later date, but concluded performance was acceptable.

In summary, for the performance of the Quantified Funds, the Board felt that with Adviser oversight, under the sub-adviser’s portfolio management, and with relevant strategy refinements, all the Quantified Funds are expected to continue to provide acceptable returns for shareholders over the long term.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Fees and Expenses: As to the costs of the services provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Quantified Fund compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the sub-adviser directly consistent with agreements and any breakpoints in effect.

Quantified Managed Income Fund: The Board noted the advisory fee of 0.75% for Managed Income was within range of the Morningstar Conservative Allocation category, and above average and well below the maximum management fee. The Trustees discussed net expenses of 1.67% for Investor Class shares and found it was above average of the net expenses for the Morningstar Conservative Allocation category, but within range. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.26% was within range and below the maximum net expenses for the Morningstar Conservative Allocation category range of expenses.

Quantified Market Leaders Fund: The Board noted the advisory fee of 0.75% for Market Leaders was below average for the Morningstar Tactical Allocation category, and below the maximum management fee. The Trustees discussed net expenses of 1.48% for Investor Class shares and found they were below average for the net expenses for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.08% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Alternative Investment Fund (and subsidiary): The Board noted the advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading category. The Trustees discussed the net expenses of 2.70% for Investor Class shares and found them above the average and above the maximum range for net expenses for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 3.36% was above both the average and the maximum net expense ratio for the Morningstar Macro Trading C Class category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified STF Fund: The Board noted the advisory fee of 1.00% for STF was within range and well below the maximum of the Morningstar Tactical Allocation category. The Trustees discussed net expenses of 1.69% for Investor Class shares and found they were slightly below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.29% was slightly below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Tactical Fixed Income Fund: The Board noted the advisory fee of 1.00% for Tactical Fixed was within range and well below the maximum management fee for the Morningstar Nontraditional Bond category. The Board discussed net expenses of 1.65% for Investor Class

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

shares and found it within range of net expenses for the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.25% was above the average and well below the maximum net expense ratio for the Morningstar Nontraditional Bond C Class category.

Quantified Evolution Plus Fund (and subsidiary): The Board noted the advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation category. The Trustees discussed net expenses of 1.74% for Investor Class shares and found they were slightly below the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.34% was slightly below the average net expense ratio for the Morningstar Tactical Allocation Class C Class category.

Quantified Common Ground Fund: The Board noted the advisory fee of 1.00% for Common Ground was within range of the management fee for the Morningstar Mid-Cap Blend category. The Trustees discussed net expenses of 1.72% for Investor Class shares and found them below the maximum and within range of the net expense for the Morningstar Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.32% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and below the maximum net expenses.

Quantified Pattern Recognition Fund: The Board noted the advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.75% for Investor Class shares and found it was within the range of the Morningstar Large Blend category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.35% was within the range of the Morningstar Large Blend C category and in line with the maximum net expenses.

Quantified Tactical Sectors Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and well below the maximum management fee. The Trustees discussed net expenses of 1.72% for Investor Class shares and found they were within range of the net expense ratios, and below the maximum net expenses for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.32% was within range of the net expense ratio, and below the maximum net expenses for the Morningstar Large Blend C Class category.

Quantified Government Income Tactical Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.00% for the Fund was above the upper end of the range of the Morningstar Intermediate Core Bond category while below the upper end of the Morningstar Nontraditional Bond category. The Trustees discussed net expenses of 1.76% for Investor Class shares and found they were above range of the net expense ratios for the Morningstar Intermediate Core Bond A Class category and below the top end of the Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was above range of the net expense ratio for the Morningstar Intermediate Core Bond C Class category and below the top end of the Morningstar Nontraditional Bond C Class category. The Board noted the narrow

The Quantified Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

strategy of the Morningstar Intermediate Core Bond C Class category constituents, and the better fit of Government Income Tactical into the Morningstar Nontraditional Bond category.

Quantified Rising Dividend Tactical Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.80% for Investor Class shares and found it within range of the net expense ratios for the Morningstar Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was just slightly above the 2.38% upper end of the range of the net expense ratios for the Morningstar Large Blend C Class category.

Quantified Global Fund: The Board noted that Global advisory fee of 1.00% was within range of the Morningstar Global Allocation category and below the maximum management fee. The Trustees discussed net expenses for Investor Class shares of 1.88% and found them within range and lower than maximum expense for the Morningstar category. With respect to Advisor Class shares expense ratio of 2.48%, the Board found them to be with range of the Morningstar Class A +75% category and lower than the maximum expense ratio.

In the review of expenses with respect to each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the sub-adviser (the sub-adviser being paid by the Adviser, not the respective Fund), and determined it was acceptable and reasonable for the services being provided to the respective Quantified Fund. The Board concluded that the advisory fees and net expenses of each Quantified Fund were reasonable, taking into consideration the complex investment strategy for the Quantified Funds.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if their fees were the result of arms-length negotiations with respect to the Sub-Advisory Agreement. The Trustees reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2024 from each Quantified Fund with respect to advisory fees and from the total relationship with each Quantified Fund. They considered whether profits from each Quantified Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for each respective Fund. The Board discussed the reverse breakpoint split fees applicable to the Quantified Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Quantified Funds is not a concern.

Quantified Funds: Managed Income, Market Leaders, Alternative, STF, Common Ground,

Evolution Plus, Pattern Recognition, Tactical Fixed Fund, Tactical Sectors, Rising

Dividend, Government Income and Global:

With respect to the Quantified Funds identified above, the Board noted that after fees paid to the Sub-Adviser, the Advisory fees were minimal, and the Adviser operated at a loss or a very slight profit. The Board noted the Adviser operated Managed Income at a breakeven point and all other Funds at a loss when taking into account the totality of the relationship with the

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided.

The Board discussed the reverse breakpoint split in advisory fees, and the Adviser’s ability to continue to manage and operate the Quantified Funds at a loss. Ms. Ayers-Rigsby stated Flexible Plan has a strong sales team to assist with marketing. She also noted that with the addition of recently launched Eckhardt Fund the Adviser’s profits should increase (or losses diminish). The Board concluded that based on assets levels and services provided, profit levels for the Adviser are not a concern at this time. The Board concluded they would continue to monitor the Adviser’s profitability as assets of the Quantified Funds grow.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year with respect to Quantified Funds They noted the situation for each Fund with respect to sub-advisory fees and from the total relationship with each Fund. With regards to Quantified Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies or have fee structures that are not directly comparable. The Board, in consultation with counsel, noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Funds: Managed Income, Market Leaders, Alternative Investment Fund

With respect to the above referenced Quantified Funds, and after a review of the Sub-Adviser’s profitability, the Board noted Flexible Plan operated each Fund at a loss when reviewing sub-advisory fees and at a loss when reviewing the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits is not of current concern.

Quantified Funds: STF Fund, Common Ground, Evolution Plus, Pattern Recognition, Tactical
Fixed Income, Tactical Sectors, Rising Dividend, Government Fixed and Globa

With respect to the above referenced Quantified Funds, the Board reviewed the profitability of Flexible Plan and noted the Sub-Adviser made a modest profit from managing each Fund. The Board found that the Sub-Adviser’s profits remained basically the same when including other income earned from their total relationship with the Fund as show below:

With the sub-advisory fees based on average assets of combined Quantified Funds and taking into account the reverse breakpoint fee schedule, the Board acknowledged it is unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as Flexible Plan continues to build assets of the Quantified Funds.

Economies of Scale.

As to the extent to which the Quantified Funds will realize economies of scale, the Adviser reported an estimate of $700 million per Fund. The Board discussed the Adviser’s expectations

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

for the growth in net assets of each Quantified Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Quantified Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of counsel, and their own business judgement, in determining the material factors to be considered in evaluating each of the Advisory Agreement and Subsidiary Advisory Agreements, Sub-Advisory and Subsidiary Sub-Advisory Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreements, separately that (i) the terms of the Advisory Agreements are reasonable; (ii) the compensation payable by each Quantified Fund to Advisors Preferred, LLC under the Advisory Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Fund (iii) compensation payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the Advisory Agreements are in the best interests of each of each of the Quantified Funds and its respective shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)	/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/3/25

By (Signature and Title)	/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/3/25